As filed with the Securities and Exchange Commission on October 4, 2010

File No. 333-169046

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE

SECURITIES ACT OF 1933

X Pre-Effective Amendment No. 1

     Post-Effective Amendment No.

FINANCIAL INVESTORS VARIABLE INSURANCE

TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (303) 623-2577

David T. Buhler, Secretary

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Copies to:

Peter H. Schwartz, Esquire

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment is being filed for the purpose of incorporating changes made to the Registration Statement that was previously filed with the Commission in connection with the proposed mergers, as well as to include as exhibits the signed consents of the Independent Registered Public Accounting Firms.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

THE PHOENIX EDGE SERIES FUND

155 Federal Street

Boston, Massachusetts 02110

October 4, 2010

Dear Variable Contract Owner:

You are a Variable Contract owner of a variable annuity contract or variable life insurance policy (each one a “Variable Contract” and together “Variable Contracts”) issued by a separate account (each one a “Separate Account” and together “Separate Accounts”) of Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company (collectively, “Phoenix”). Shares of Phoenix Dynamic Asset Allocation Series: Aggressive Growth, Phoenix Dynamic Asset Allocation Series: Growth, Phoenix Dynamic Asset Allocation Series: Moderate Growth, and Phoenix Dynamic Asset Allocation Series: Moderate (“Phoenix Dynamic Asset Allocation Series”) of The Phoenix Edge Series Fund (the “Fund”) have been purchased at your direction by Phoenix through one or more of the Separate Accounts to support contract values or fund benefits payable under your Variable Contract. Phoenix (through its Separate Accounts through which your Variable Contract was issued) is the record owner of shares of Phoenix Dynamic Asset Allocation Series held in connection with your Variable Contract.

I encourage you to take the time to read the enclosed Prospectus/Proxy Statement and cast your ballot for a special November 12, 2010 meeting of shareholders of Phoenix Dynamic Asset Allocation Series. Your instruction is vital to the outcome of the proposals that are being presented by the Board of Trustees of the Fund.

Shareholders of Phoenix Dynamic Asset Allocation Series are being asked to approve four proposed Agreements and Plans of Reorganization as follows.

•

The assets of Phoenix Dynamic Asset Allocation Series: Aggressive Growth (“Phoenix Aggressive Growth Series”) will be acquired by Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (“Ibbotson Aggressive Growth Portfolio”), a series of Financial Investors Variable Insurance Trust (“FIVIT”), and the Ibbotson Aggressive Growth Portfolio will assume the liabilities of Phoenix Aggressive Growth Series (the “Aggressive Growth Reorganization”). Following the Aggressive Growth Reorganization, shareholders of Phoenix Aggressive Growth Series will hold shares of Ibbotson Aggressive Growth Portfolio instead of shares of Phoenix Aggressive Growth Series.

•

The assets of Phoenix Dynamic Asset Allocation Series: Growth (“Phoenix Growth Series”) will be acquired by Ibbotson Growth ETF Asset Allocation Portfolio (“Ibbotson Growth Portfolio”), a series of FIVIT, and the Ibbotson Growth Portfolio will assume the liabilities of Phoenix Growth Series (the “Growth Reorganization”). Following the Growth Reorganization, shareholders of Phoenix Growth Series will hold shares of Ibbotson Growth Portfolio instead of shares of Phoenix Growth Series.

•

The assets of Phoenix Dynamic Asset Allocation Series: Moderate Growth (“Phoenix Moderate Growth Series”) will be acquired by Ibbotson Balanced ETF Asset Allocation Portfolio (“Ibbotson Balanced Portfolio”), a series of FIVIT, and the Ibbotson Balanced Portfolio will assume the liabilities of Phoenix Moderate Growth Series (the “Balanced Reorganization”). Following the Balanced Reorganization, shareholders of Phoenix Moderate Growth Series will hold shares of Ibbotson Balanced Growth Portfolio instead of shares of Phoenix Moderate Growth Series.

•

The assets of Phoenix Dynamic Asset Allocation Series: Moderate (“Phoenix Moderate Series”) will be acquired by Ibbotson Income and Growth ETF Asset Allocation Portfolio (“Ibbotson Income and Growth Portfolio”), a series of FIVIT, and the Ibbotson Income and Growth Portfolio will assume the liabilities of Phoenix Moderate Series (the “Income and Growth Reorganization”). Following the Income and Growth Reorganization, shareholders of Phoenix Moderate Series will hold shares of Ibbotson Income and Growth Portfolio instead of shares of Phoenix Moderate Series.

As record owner of the shares of Phoenix Dynamic Asset Allocation Series, Phoenix has been asked by the Fund’s Trustees to approve the proposals for the Aggressive Growth Reorganization, the Growth Reorganization, the Balanced Reorganization, and the Income and Growth Reorganization. In this regard, and as is more fully explained in the enclosed Prospectus/Proxy Statement, the Fund is holding a meeting of Phoenix Dynamic Asset Allocation Series’ shareholders to consider approval of the proposals. As you may know, your Variable Contract gives you the right to instruct Phoenix on how to vote shares supporting your Variable Contract at any meeting of Phoenix Dynamic Asset Allocation Series’ shareholders at which shareholders are being asked to vote. We are writing to you to ask that you instruct us, by mail, Internet or telephone, in order that we may vote on your behalf at the meeting of shareholders of Phoenix Dynamic Asset Allocation Series.

Proposal details are included in the enclosed Prospectus/Proxy Statement, which also provides answers to questions about the proposals, the voting process and the shareholder meeting.

The Board of Trustees has carefully assessed the proposals, and unanimously recommends that shareholders vote FOR the proposals. To confirm the Board recommendations, please vote FOR the proposals on the enclosed voting instruction form.

Your vote is important. Please take a moment now to provide us with your voting instructions. Please follow the steps on the enclosed voting instruction form(s) to instruct us by Internet, telephone, or by signing and returning the voting instruction form(s) in the enclosed postage pre-paid envelope. To request more information, please call us at the telephone number shown below.

If you should have any questions regarding the proposals, please feel free to call Phoenix Variable Products Customer Service at (800) 541-0171. Thank you for your continued investment in The Phoenix Edge Series Fund.

Sincerely,

Philip K. Polkinghorn
President

THE PHOENIX EDGE SERIES FUND

PHOENIX DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

PHOENIX DYNAMIC ASSET ALLOCATION SERIES: GROWTH

PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE

(Each, a “Phoenix Dynamic Asset Allocation Series” and, collectively, the “Phoenix Dynamic

Asset Allocation Series”)

155 Federal Street

Boston, Massachusetts 02110

(800) 541-0171

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

This is the formal agenda for the special shareholder’s meeting of the Phoenix Dynamic Asset Allocation Series. It tells you what matters will be voted on and the time and place of the special meeting, in the event you choose to attend in person.

To the Shareholders:

Notice is hereby given that a special meeting of shareholders (the “Special Meeting”) of The Phoenix Edge Series Fund (the “Trust”) for the Phoenix Dynamic Asset Allocation Series will be held at the offices of the Trust on November 12, 2010 at 10:00 Eastern time, to consider the following proposals and to transact such other business as may properly come before the Special Meeting or any adjournments thereof:

1.	For the shareholders of the Phoenix Dynamic Asset Allocation Series: Aggressive Growth only: Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Phoenix Dynamic Asset Allocation Series: Aggressive Growth (“Aggressive Growth Series”) to the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (“Ibbotson Aggressive Growth Portfolio”), in exchange for shares of the Ibbotson Aggressive Growth Portfolio and the assumption by the Ibbotson Aggressive Growth Portfolio of all liabilities of the Aggressive Growth Series, and the distribution of such shares to the shareholders of the Aggressive Growth Series in complete liquidation and termination of Aggressive Growth Series.

2.	For the shareholders of the Phoenix Dynamic Asset Allocation Series: Growth only: Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Phoenix Dynamic Asset Allocation Series: Growth (“Growth Series”) to the Ibbotson Growth ETF Asset Allocation Portfolio (“Ibbotson Growth Portfolio”), in exchange for shares of the Ibbotson Growth Portfolio and the assumption by the Ibbotson Growth Portfolio of all liabilities of the Growth Series, and the distribution of such shares to the shareholders of the Growth Series in complete liquidation and termination of the Growth Series.

3.	For the shareholders of the Phoenix Dynamic Asset Allocation Series: Moderate Growth only: Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Phoenix Dynamic Asset Allocation Series: Moderate Growth (“Moderate Growth Series”) to the Ibbotson Balanced ETF Asset Allocation Portfolio (“Ibbotson Balanced Portfolio”), in exchange for shares of the Ibbotson Balanced Portfolio and the assumption by the Ibbotson Balanced Portfolio of all liabilities of the Moderate Growth Series, and the distribution of such shares to the shareholders of the Moderate Growth Series in complete liquidation and termination of the Moderate Growth Series.

4.

For the shareholders of the Phoenix Dynamic Asset Allocation Series: Moderate only: Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Phoenix Dynamic Asset Allocation Series: Moderate (“Moderate Series”) to the Ibbotson Income and Growth ETF Asset Allocation Portfolio (“Ibbotson Income and Growth Portfolio”), in

exchange for shares of the Ibbotson Income and Growth Portfolio and the assumption by the Ibbotson Income and Growth Portfolio of all liabilities of the Moderate Series, and the distribution of such shares to the shareholders of the Moderate Series in complete liquidation and termination of the Moderate Series.

Certain separate accounts (each one a “Separate Account” and together “Separate Accounts”) of Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (each an “Insurance Company” and, collectively, “Phoenix”) supporting variable contracts issued by Phoenix are the only shareholders of the Phoenix Dynamic Asset Allocation Portfolios. However, Phoenix hereby solicits, and agrees to vote the shares of the Series at the Meeting in accordance with timely instructions received from variable contract owners having contract values allocated to a Separate Account invested in one of the Series. Each Insurance Company will vote all of its shares of the Series held by a Separate Account in the same proportion as those shares held by the Separate Account for which the Insurance Company receives timely instructions from persons entitled to give voting instructions.

The close of business on September 20, 2010 has been set as the record date for determining the shareholders of the Phoenix Dynamic Asset Allocation Series entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

In the event that the necessary quorum to transact business or the vote required to approve a Reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

By order of the Board of Trustees,

/s/ Kathleen A. McGah
Kathleen A. McGah
Secretary
The Phoenix Edge Series Fund

October 4, 2010

We urge you to mark, sign, date and mail the enclosed voting instruction form in the postage-paid envelope provided (or take advantage of Internet or telephone voting procedures described on the form). Your prompt return of the enclosed voting instruction form will help ensure a quorum at the Special Meeting and avoid additional expenses associated with further solicitation. Voting via the Internet or telephone can be fast and convenient, and your vote is immediately confirmed and tabulated. Most important, by using the Internet or telephone, you help us reduce postage and proxy tabulation costs. Please do not return the enclosed voting instruction form if you are voting via the Internet or telephone. If you wish to attend the Special Meeting and vote your shares in person at that time, you will still be able to do so.

2

INSTRUCTIONS FOR SIGNING VOTING INSTRUCTION FORMS:

The following general rules for signing voting instruction forms may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your voting instruction form properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the voting instruction form.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instruction form.

3. All Other Accounts: The capacity of the individual signing the voting instruction form should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o
John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

3

QUESTIONS & ANSWERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposals affecting the Phoenix Dynamic Asset Allocation Series, which will be the subject of a shareholder vote. For purposes of this overview, the term “shareholders” refers to the owners of certain variable annuity contracts and variable life insurance policies issued by insurance company separate accounts.

Q:	What is happening?

A:	Phoenix Variable Advisors, Inc. (“PVA”), the investment adviser of the Phoenix Dynamic Asset Allocation Series, has recommended, and the Board of Trustees of The Phoenix Edge Series Fund has approved, proposals to reorganize the Phoenix Dynamic Asset Allocation Series. All of the proposals affecting the Phoenix Dynamic Asset Allocation Series must be approved by shareholders for each Reorganization to be completed.

Q:	What am I being asked to vote on?

A:	You are being asked to vote on a proposal to merge each Phoenix Dynamic Asset Allocation Series in which you hold shares into the corresponding portfolio of Financial Investors Variable Insurance Trust (each, an “Ibbotson Portfolio” and, collectively, the “Ibbotson Portfolios”), as described in this Prospectus/Proxy Statement. Upon completion of each Reorganization, the applicable Phoenix Dynamic Asset Allocation Series will distribute shares of the corresponding Ibbotson Portfolio pro rata to shareholders, who will then become shareholders of the corresponding Ibbotson Portfolio.

Q:	Why have the proposals been made for the Phoenix Dynamic Asset Allocation Series?

A:	The proposed Reorganizations will allow shareholders of each of the Phoenix Dynamic Asset Allocation Series to own a portfolio that is similar in style and with a greater amount of combined assets after the Reorganizations. The Ibbotson Portfolios, which are series of Financial Investors Variable Insurance Trust, have substantially similar investment objectives as those of the corresponding Phoenix Dynamic Asset Allocation Series and are managed by the same sub-adviser, Ibbotson Associates, Inc. There is a difference in management styles in that the Ibbotson Portfolios only invest in exchange-traded funds (“ETFs”), while Phoenix Dynamic Asset Allocation Series also currently invest in actively managed mutual funds. Total annual series operating expenses on a pro-forma basis for each combined Ibbotson Portfolio are expected to be lower than the corresponding Phoenix Dynamic Asset Allocation Series’ current total annual series operating expenses. The current contractual expense waivers or reimbursements for the Ibbotson Portfolios apply through April 30, 2011. In addition, effective from and after the Reorganizations through April 29, 2012, ALPS Advisors, Inc. (“ALPS Advisors”) has agreed to recommend to the Board of Trustees of Financial Investors Variable Insurance Trust to limit the expenses of each Ibbotson Portfolio to an amount that is no greater than the median expense level for each Ibbotson Portfolio’s applicable Expense Group category by Lipper, Inc. as of the fiscal year ended December 31, 2008, including after taking Underlying Fund Expenses into account. The Reorganizations could also create better efficiencies for the portfolio management team and perhaps reduce expenses for the Ibbotson Portfolios as assets grow, which will benefit current shareholders of the Phoenix Dynamic Asset Allocation Series.

Q:	Will the investment objective or investment policies change as a result of the Reorganizations?

A:	The investment objective and investment policies are substantially similar. However, the Ibbotson Portfolios only invest in ETFs, while the Phoenix Dynamic Asset Allocation Series also currently invest in actively managed mutual funds.

Q:	Will I have to pay U.S. federal income tax as a result of the Reorganizations?
A:	The Reorganizations are intended to qualify as tax-free reorganizations for U.S. federal income tax purposes. Shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganizations.

Q:	Will the Reorganizations result in higher advisory fees?

A:	The management fees for each Phoenix Dynamic Asset Allocation Series are 0.15%, while the management fees for each of the Ibbotson Portfolios are 0.45%.

Q:	Will the Reorganizations change total annual fund operating expenses?

A:	Yes. However, total annual series operating expenses on a pro-forma basis for each Ibbotson Portfolio are expected to be lower than the corresponding Phoenix Dynamic Asset Allocation Series’ current total annual series operating expenses.

Q:	Will the Reorganizations change net annual fund operating expenses?

A:	Total annual series operating expenses, after contractual expense waivers or reimbursements, on a pro-forma basis for the combined Ibbotson Portfolios are expected to be lower than Phoenix Dynamic Asset Allocation Series’ current total annual series operating expenses, after contractual expense waivers or reimbursements. The contractual expense waivers or reimbursements for the Ibbotson Portfolios apply through April 30, 2011. In addition, effective from and after the Reorganizations through April 29, 2012, ALPS Advisors has agreed to recommend to the Board of Trustees of Financial Investors Variable Insurance Trust to limit the expenses of each Ibbotson Portfolio to an amount that is no greater than the median expense level for each Ibbotson Portfolio’s applicable Expense Group category by Lipper, Inc. as of the fiscal year ended December 31, 2008, including after taking Underlying Fund Expenses into account.

Q:	How will the Reorganizations affect me?

A:	Assuming shareholders approve one or more of the Reorganizations, the assets and liabilities of each applicable Phoenix Dynamic Asset Allocation Series will be transferred to the corresponding Ibbotson Portfolio, and you will receive shares of the appropriate class of the Ibbotson Portfolio, and each Phoenix Dynamic Asset Allocation Series will liquidate. The value of the shares of each Ibbotson Portfolio you receive in the Reorganizations will equal the value of the shares of the corresponding Phoenix Dynamic Asset Allocation Series you own immediately prior to the Reorganizations. The Reorganizations will not affect your variable insurance contract rights. The value of your variable contract will remain the same immediately following the Reorganizations.

Q:	Who will pay the expenses of the Reorganizations?

A:	The Portfolios will pay no proxy solicitation, legal, accounting or other direct expenses associated with their participation in the Reorganizations, other than in connection with the purchase and sale of certain securities in order to comply with the investment practices of the Ibbotson Portfolios, as described in more detail in the Prospectus/Proxy Statement. ALPS Advisors, the investment adviser to the Ibbotson Portfolios, and PVA will share equally (up to a total of $50,000), the proxy solicitation, printing, mailing and tabulation costs associated with the Reorganizations. PVA will pay for the remainder of such costs. ALPS Advisors and PVA will also share equally the accounting fees associated with the Ibbotson Portfolios’ participation in the Reorganizations (up to a total of $20,000). ALPS Advisors will pay for the remainder of such costs. Other than as described above, ALPS Advisors and PVA will each pay for their own tax, legal counsel and accounting fees associated with the Reorganizations.

Q:	Will I be charged a sales charge or contingent deferred sales charge (“CDSC”) or other transactional fee at the time of the Reorganizations?

A:	No. The Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios are not subject to any sales charges or CDSC, and no other transactional fees will be charged at the time of each Reorganization.

Q:	When would the Reorganizations take place?

A:	If approved, the Reorganizations would occur on or about November 19, 2010.

Q:	How does the Board of Trustees of the Phoenix Dynamic Asset Allocation Series recommend that I vote?

A:	The Board of Trustees of the Phoenix Dynamic Asset Allocation Series recommends that you vote “FOR” the proposals.

Q:	What happens if all of the Reorganizations are not approved?

A:	If the shareholders do not approve each Reorganization, the Reorganizations will not take effect and the Board of Trustees of the Trust will consider other courses of action in the best interests of the Phoenix Dynamic Asset Allocation Series and their shareholders. If the Reorganizations are not completed, the Phoenix Dynamic Asset Allocation Series will pay no proxy solicitation, legal, accounting or other direct expenses associated with their participation in the Reorganizations, other than in connection with any purchase or sale of securities made to comply with the investment practices of the Ibbotson Portfolios, as described in more detail in the Prospectus/Proxy Statement.

Q:	How can I vote?

A:	You can vote by mail using the enclosed voting instruction form, by Internet or telephone using the form as a guide, or in person at the Special Meeting.

Q:	If I send in my voting instruction form as requested, can I change my vote later?

A:	You may revoke your voting instruction at any time before it is voted at the Special Meeting either (i) by sending a written revocation to the Secretary of the Trust as explained in the Prospectus/Proxy Statement; (ii) by properly executing a later-dated form that is received by the Trust at or prior to the Special Meeting; or (iii) by attending the Special Meeting and voting in person. Even if you plan to attend the Special Meeting, we ask that you return the enclosed voting instruction form. This will help us ensure that an adequate number of shares are present for the Special Meeting to be held.

Q.	What percentage of votes is required to approve the Reorganizations?

A:	Approval of each Reorganization will require the affirmative vote of a majority of the outstanding shares of the applicable Phoenix Dynamic Asset Allocation Series entitled to vote, cast in person or by proxy at the Special Meeting. If the shareholders do not approve each Reorganization, the Reorganizations will not take effect and the Board of Trustees of the Trust will consider other courses of action in the best interests of the Phoenix Dynamic Asset Allocation Series and their shareholders.

Q:	Whom should I call for additional information about this Prospectus/Proxy Statement?

A:	Please call Phoenix Variable Products Customer Service at (800) 541-0171 with any questions.

PROSPECTUS/PROXY STATEMENT

October 4, 2010

PROXY STATEMENT FOR:

Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Phoenix Dynamic Asset Allocation Series: Growth

Phoenix Dynamic Asset Allocation Series: Moderate Growth

Phoenix Dynamic Asset Allocation Series: Moderate

(each a “Phoenix Dynamic Asset Allocation Series” and, collectively, the “Phoenix Dynamic

Asset Allocation Series”)

155 Federal Street

Boston, MA 02110

PROSPECTUS FOR:

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

(each an “Ibbotson Portfolio” and, collectively, the “Ibbotson Portfolios”)

1290 Broadway, Suite 1100

Denver, CO 80203

(866) 432-2926

This combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”) is being furnished in connection with the solicitation of proxies by the Board of Trustees of The Phoenix Edge Series Fund, a Massachusetts business trust (the “Trust”) of which the Phoenix Dynamic Asset Allocation Series are each a series for a Special Meeting of shareholders of the Trust (“Special Meeting”). The Special Meeting will be held at The Phoenix Companies, One American Row, Hartford, Connecticut, 06102, on November 12, 2010 at 10:00 a.m., Eastern time. As more fully described in this Prospectus/Proxy Statement, the purpose of the Special Meeting is to vote on separate Agreements and Plans of Reorganization (each, a “Plan” and collectively, the “Plans”) relating to the reorganization of each Phoenix Dynamic Asset Allocation Series into the corresponding Ibbotson Portfolio, each a series of Financial Investors Variable Insurance Trust (“FIVIT”), a Delaware statutory trust (each, a “Reorganization” and collectively, the “Reorganizations”).

Because shareholders of each Phoenix Dynamic Asset Allocation Series are being asked to approve a Plan that will result in a transaction in which a Phoenix Dynamic Asset Allocation Series shareholder will ultimately hold shares of an Ibbotson Portfolio, this Proxy Statement also serves as a Prospectus for the Ibbotson Portfolios. The Phoenix Dynamic Asset Allocation Series each only offer one class of shares. The Ibbotson Portfolios each offer two classes of shares: Class I and Class II. If the Reorganizations are approved by the shareholders of the Phoenix Dynamic Asset Allocation Series, holders of the Phoenix Dynamic Asset Allocation Series will receive Class II shares of the corresponding Ibbotson Portfolios.

This Prospectus/Proxy Statement, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Plans. To obtain directions to attend the Special Meeting, please call (800) 541-0171. You may obtain free copies of the Phoenix Dynamic Asset Allocation Series’ annual reports, semi-annual reports, prospectuses, statement of additional information, the statement of additional information for this Prospectus/Proxy Statement, or other information by calling (800) 541-0171. You may receive free copies of the Ibbotson Portfolios’ prospectus or statement of additional information (“SAI”) or request other information about the Ibbotson Portfolios by calling (866) 432-2926.

You can copy and review information about the Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios (including the SAI) at the Securities and Exchange Commission’s (“SEC”) Public Reference Room, Office of Consumer Affairs and Information Services, in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090 or 1-800-SEC-0330. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information Services, Washington, D.C. 20549-0102.

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to Be Held on November 12, 2010: The Notice of Special Meeting, Combined Prospectus/Proxy Statement and Voting Instruction Form are available at www.proxyweb.com.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Insurance Company (individually an “Insurance Company” and collectively, the “Insurance Companies”) are the record owners of the Phoenix Dynamic Asset Allocation Series’ shares and at the Meeting will vote the shares of each Series held in their Separate Accounts.

As an owner of a variable life insurance or annuity contract (a “Contract”) issued by an Insurance Company, you have the right to instruct the Insurance Company how to vote the shares of a Series that are attributable to your Contract at the Meeting. Although you are not directly a shareholder of the Series, you have this right because some or all of your Contract value is invested, as provided by your Contract, in one or more Series.

It is proposed that each Phoenix Dynamic Asset Allocation Series transfer all of its assets to the corresponding Ibbotson Portfolio, in exchange for the Ibbotson Portfolio’s shares and the assumption by the Ibbotson Portfolio of all liabilities of the corresponding Phoenix Dynamic Asset Allocation Series, all as more fully described in this Prospectus/Proxy Statement. The Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios are referred to collectively as the “Portfolios,” and each is referred to herein individually as a “Portfolio.” If the Reorganizations are approved by shareholders it is anticipated that shareholders of the Phoenix Dynamic Asset Allocation Series will receive shares in the corresponding Ibbotson Portfolios on or about November 19, 2010, or such other time and date as the parties may agree.

When each Reorganization occurs, each shareholder of the applicable Phoenix Dynamic Asset Allocation Series will receive the number of full and fractional Class II shares of the corresponding Ibbotson Portfolio, equal in value as of the Valuation Date (as defined in each Plan) to the total value of Phoenix Dynamic Asset Allocation Series shares held by that shareholder immediately prior to the Reorganization.

This Prospectus/Proxy Statement and the accompanying voting instruction form are first being mailed to shareholders on or about October 8, 2010. This Prospectus/Proxy Statement sets forth concisely the information about each Reorganization and the Ibbotson Portfolios that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

(i)       the prospectus for the Ibbotson Portfolios (File No. 811-21987), dated April 30, 2010, as supplemented from time to time, a copy of which is included with this Prospectus/Proxy Statement;

(ii)       the prospectuses of the Phoenix Dynamic Asset Allocation Series (File No. 811-04642), dated May 1, 2010, as supplemented from time to time;

(iii)       the statement of additional information of the Ibbotson Portfolios (File No. 811-21987), April 30, 2010, and of the Phoenix Dynamic Asset Allocation Series (File No. 811-04642), dated May 1, 2010, each as supplemented from time to time;

(iv)       the statement of additional information for this Prospectus/Proxy Statement relating to the proposed Reorganizations, dated October 4, 2010 (the “Reorganization SAI”); and

(v)       the financial statements, financial highlights and related report of the independent registered public accounting firm for the Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios included in the applicable Annual Report to Shareholders for the fiscal year ended December 31, 2009, and the applicable semi-annual report to shareholders for the period ended June 30, 2010.

The Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios are open-end management investment companies. ALPS Advisors, Inc. (“ALPS Advisors”) is the investment adviser of the Ibbotson Portfolios and is responsible for the overall administration of the Ibbotson Portfolios’ business affairs. Phoenix Variable Advisors, Inc. (“PVA”) is the investment adviser of the Phoenix Dynamic Asset Allocation Series. Ibbotson Associates, Inc. (“Ibbotson”) currently serves as the Ibbotson Portfolios’ investment sub-adviser, and as the limited services investment sub-adviser for the Phoenix Dynamic Asset Allocation Series, in each case pursuant to an investment sub-advisory agreement. This Prospectus/Proxy Statement includes a comparison of the Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios.

This document is designed to give you the information you need to vote on the proposals. Much of the information is required disclosure under rules of the SEC; some of it is technical. If there is anything you do not understand, please contact Phoenix Variable Products Customer Service at (800) 541-0171.

PROSPECTUS/PROXY STATEMENT

SYNOPSIS

Here are some answers to questions you may have about the proposed Reorganizations. These responses constitute a summary of information appearing elsewhere in this Prospectus/Proxy Statement, and are qualified in their entirety by reference to the remainder of this Prospectus/Proxy Statement and the Statement of Additional Information, both of which you should read carefully because they contain additional information and further details regarding the proposed Reorganizations.

The Reorganizations

The Board of Directors of the Trust, of which the Phoenix Dynamic Asset Allocation Series each are a series, is recommending that shareholders approve the transactions contemplated by each Plan (as described below and a form of which is attached as Appendix 1). If each Reorganization is approved by shareholders, each Phoenix Dynamic Asset Allocation Series will transfer all of its assets to the corresponding Ibbotson Portfolio in exchange for Class II shares of the Ibbotson Portfolio (“Reorganization Shares”) with a value equal to the value of the corresponding Phoenix Portfolio’s assets net of liabilities, and for the assumption by the Ibbotson Portfolio of all liabilities of the Phoenix Dynamic Asset Allocation Series. Each shareholder of the Phoenix Dynamic Asset Allocation Series will receive, respectively, the number of full and fractional shares of Class II of the corresponding Ibbotson Portfolio, equal in value as of the Valuation Date (as defined in the Plan) to the total value of the Phoenix Dynamic Asset Allocation Series shares held by that shareholder immediately prior to the Reorganization. As soon as possible after the transfer, the Phoenix Dynamic Asset Allocation Series will distribute to its shareholders, on a pro rata basis, the appropriate class of Reorganization Shares.

If the shareholders do not approve each Reorganization, the Reorganizations will not take effect and the Board of Trustees of the Trust will consider other courses of action in the best interests of the Phoenix Dynamic Asset Allocation Series and their shareholders. Whether or not the Reorganizations are completed, the Phoenix Dynamic Asset Allocation Series will pay no proxy solicitation, legal, accounting or other direct expenses associated with their participation in the Reorganizations. However, in connection with the Reorganizations, certain securities held by the Phoenix Dynamic Asset Allocation Series may be sold, and other securities purchased, before the Reorganizations in order to comply with the investment practices of the Ibbotson Portfolios. For any such purchases or sales, the transaction costs will be borne by the applicable Phoenix Dynamic Asset Allocation Series. Such costs are ultimately borne by the shareholders. As a condition of the Reorganizations, the Funds will receive an opinion of counsel that the Reorganizations will qualify as reorganizations within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and that no gain or loss will be recognized to the Phoenix Dynamic Asset Allocation Series, or their shareholders, or the Ibbotson Portfolios or their shareholders, with respect to the Reorganizations.

Your shares of a Phoenix Dynamic Asset Allocation Series will, in effect, be exchanged on a U.S. federal income tax-free basis for shares of the appropriate class of the corresponding Ibbotson Portfolio, equal in value as of the Valuation Date (as defined in the Plan) to the total value of the Phoenix Dynamic Asset Allocation Series shares you held immediately prior to the Reorganization, as follows:

Phoenix Dynamic Asset Allocation Series	Ibbotson Portfolios
Phoenix Dynamic Asset Allocation Series: Moderate Shares	Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class II Shares
Phoenix Dynamic Asset Allocation Series: Moderate Growth Shares	Ibbotson Balanced ETF Asset Allocation Portfolio: Class II Shares
Phoenix Dynamic Asset Allocation Series: Growth Shares	Ibbotson Growth ETF Asset Allocation Portfolio: Class II Shares
Phoenix Dynamic Asset Allocation Series: Aggressive Growth Shares	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class II Shares

Board Recommendation

For the reasons set forth below under “Reasons for Reorganizations,” the Board of Trustees of the Trust has concluded that: (1) the Reorganizations are in the best interests of the Phoenix Dynamic Asset Allocation Series, and (2) the interests of the existing shareholders of the Phoenix Dynamic Asset Allocation Series will not be diluted as a result of the Reorganizations. Accordingly, the Board of Trustees of the Trust unanimously recommends approval of the Plans to effect the Reorganizations.

Comparisons of Investment Objectives and Principal Investment Strategies

This section will help you compare the investment objectives and principal investment strategies of the Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios. The information below is only a summary, presented in order of each Proposal. More complete information can be found in the Proposal section following this Synopsis, and the prospectus, for the applicable Portfolio.

Proposal 1

Reorganization of Phoenix Dynamic Asset Allocation Series: Moderate

into Ibbotson Income and Growth ETF Asset Allocation Portfolio

The investment objectives of each Portfolio are substantially similar. The investment objective of the Phoenix Dynamic Asset Allocation Series: Moderate seeks current income with capital growth as a secondary consideration. The investment objective of the Ibbotson Income and Growth ETF Asset Allocation Portfolio seeks to provide investors with current income and capital appreciation.

The primary investment strategies of each Portfolio are also similar. Normally, an Ibbotson Portfolio invests substantially all of its assets in securities of exchange-traded funds (“Underlying ETFs”), while the Phoenix Dynamic Asset Allocation Series invests substantially all of its assets in Underlying ETFs and actively managed mutual funds (together with Underlying ETFs, the “Underlying Funds”), to meet their respective investment objectives. The Phoenix Dynamic Asset Allocation Series: Moderate typically allocates its investments in Underlying Funds such that approximately 60% of Underlying Funds invest in fixed-income securities, approximately 30% of Underlying Funds invest in U.S. equity securities, and approximately 10% of Underlying Funds invest in international equity securities. The Ibbotson Income and Growth ETF Asset Allocation Portfolio typically allocates its investments in Underlying ETFs such that approximately 60% of Underlying ETFs invest in fixed-income securities and approximately 40% of Underlying ETFs invest in equity securities.

The Ibbotson Income and Growth ETF Asset Allocation Portfolio invests under normal circumstances at least 80% of its assets, plus the amount of any borrowings, in ETFs, while the Phoenix Dynamic Asset Allocation Series: Moderate does not have such an 80% investment policy.

Proposal 2

Reorganization of Phoenix Dynamic Asset Allocation Series: Moderate Growth

into Ibbotson Balanced ETF Asset Allocation Portfolio

The investment objectives of each Portfolio are substantially similar. The investment objective of the Phoenix Dynamic Asset Allocation Series: Moderate Growth seeks long-term capital growth and current income, with a greater emphasis on capital growth. The investment objective of the Ibbotson Balanced ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation and current income.

The primary investment strategies of each Portfolio are also similar. Normally, an Ibbotson Portfolio invests substantially all of its assets in securities of Underlying ETFs, while the Phoenix Dynamic Asset Allocation Series invests substantially all of its assets in Underlying Funds, to meet their respective investment objectives. The Phoenix Dynamic Asset Allocation Series: Moderate Growth typically allocates its investments in Underlying Funds such that approximately 43% of Underlying Funds invest in U.S. equity securities, approximately 40% of Underlying Funds invest in fixed-income securities, and approximately 17% of Underlying Funds invest in international equity securities. The Ibbotson Balanced ETF Asset Allocation Portfolio typically allocates its investments in Underlying ETFs such that approximately 60% of Underlying ETFs in equity securities and approximately 40% of Underlying ETFs invest in fixed-income securities.

The Ibbotson Balanced ETF Asset Allocation Portfolio invests under normal circumstances at least 80% of its assets, plus the amount of any borrowings, in ETFs, while the Phoenix Dynamic Asset Allocation Series: Moderate Growth does not have such an 80% investment policy.

Proposal 3

Reorganization of Phoenix Dynamic Asset Allocation Series: Growth

into Ibbotson Growth ETF Asset Allocation Portfolio

The investment objectives of each Portfolio are substantially similar. The investment objective of the Phoenix Dynamic Asset Allocation Series: Growth seeks long-term capital growth as its primary objective with current income as a secondary objective. The investment objective of the Ibbotson Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

The primary investment strategies of each Portfolio are also similar. Normally, an Ibbotson Portfolio invests substantially all of its assets in securities of Underlying ETFs, while the Phoenix Dynamic Asset Allocation Series invests substantially all of its assets in Underlying Funds, to meet their respective investment objectives. The Phoenix Dynamic Asset Allocation Series: Growth typically allocates its investments in Underlying Funds such that approximately 58% of Underlying Funds invest in U.S. equity securities, approximately 20% of Underlying Funds invest in fixed-income securities, and approximately 22% of Underlying Funds invest in international equity securities. The Ibbotson Growth ETF Asset Allocation Portfolio typically allocates its investments in Underlying ETFs such that approximately 80% of Underlying ETFs invest in equity securities and approximately 20% of Underlying ETFs invest in fixed-income securities.

The Ibbotson Growth ETF Asset Allocation Portfolio invests under normal circumstances at least 80% of its assets, plus the amount of any borrowings, in ETFs, while the Phoenix Dynamic Asset Allocation Series: Growth does not have such an 80% investment policy.

Proposal 4

Reorganization of Phoenix Dynamic Asset Allocation Series: Aggressive Growth

into Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

The investment objectives of each Portfolio are substantially similar. The investment objective of the Phoenix Dynamic Asset Allocation Series: Aggressive Growth seeks long-term capital growth. The investment objective of the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

The primary investment strategies of each Portfolio are also similar. Normally, an Ibbotson Portfolio invests substantially all of its assets in securities of Underlying ETFs, while the Phoenix Dynamic Asset Allocation Series invests substantially all of its assets in Underlying Funds, to meet their respective investment objectives. The Phoenix Dynamic Asset Allocation Series: Aggressive Growth typically allocates its investments in Underlying Funds such that approximately 65% of Underlying Funds invest in U.S. equity securities, approximately 8% of Underlying Funds invest in fixed-income securities, and approximately 27% of Underlying Funds invest in international equity securities. The Ibbotson Aggressive Growth ETF Asset Allocation Portfolio typically allocates its investments in Underlying ETFs such that approximately 90% of Underlying ETFs invest in equity securities and approximately 10% of Underlying ETFs invest in fixed-income securities.

The Ibbotson Aggressive Growth ETF Asset Allocation Portfolio invests under normal circumstances at least 80% of its assets, plus the amount of any borrowings, in ETFs, while the Phoenix Dynamic Asset Allocation Series: Aggressive Growth does not have such an 80% investment policy.

Comparisons of Fees and Expenses

Proposal 1

Reorganization of Phoenix Dynamic Asset Allocation Series: Moderate

into Ibbotson Income and Growth ETF Asset Allocation Portfolio

The following tables summarize the fees and expenses you may pay as an investor in the Ibbotson Portfolio, the expenses that the Phoenix Dynamic Asset Allocation Series incurred for the fiscal year ended December 31, 2009 and the pro forma estimated expense ratios of the Ibbotson Portfolio for the 12-month period ended December 31, 2009, assuming the Reorganization had taken place on January 1, 2009. The fee tables do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

Shareholder Fees for each Portfolio

(fees paid directly from your investments)

	Phoenix Dynamic Asset Allocation Series: Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio (Pro forma combined)
		Class II	Class II
Shareholder Fees	N/A	N/A	N/A

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Phoenix Dynamic Asset Allocation Series: Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio (Pro forma combined)
		Class II	Class II
Management Fee	0.15%	0.45%	0.45%
Distribution/Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.41%	0.36%	0.10%
Acquired Fund Fees and Expenses (1)	0.46%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.27%	1.24%	0.98%

(1)	The operating expenses in this fee table will not correlate to the expense ratio in the Ibbotson Portfolio’s financial statements (or financial highlights) incorporated by reference into this Prospectus/Proxy Statement because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

The tables are provided to help you understand the expenses of investing in each Portfolio and your share of the operating expenses that each Portfolio incurs and that ALPS Advisors expects the combined Portfolios to incur in the first year following the Reorganization.

Examples

These examples are intended to help you compare the costs of investing in the Portfolios. The examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same. The examples do not include expenses incurred from investing through a separate account or qualified plan. If the examples included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Dynamic Asset Allocation Series: Moderate	$129	$403	$697	$1,532
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	$126	$393	$681	$1,498
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II (Pro forma combined)	$100	$312	$541	$1,200

Proposal 2

Reorganization of Phoenix Dynamic Asset Allocation Series: Moderate Growth

into Ibbotson Balanced ETF Asset Allocation Portfolio

The following tables summarize the fees and expenses you may pay as an investor in the Ibbotson Portfolio, the expenses that the Phoenix Dynamic Asset Allocation Series incurred for the fiscal year ended December 31, 2009 and the pro forma estimated expense ratios of the Ibbotson Portfolio for the 12-month period ended December 31, 2009, assuming the Reorganization had taken place on January 1, 2009. The fee tables do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

Shareholder Fees for each Portfolio

(fees paid directly from your investments)

	Phoenix Dynamic Asset Allocation Series: Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio (Pro forma combined)
		Class II	Class II
Shareholder Fees	N/A	N/A	N/A

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Phoenix Dynamic Asset Allocation Series: Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio (Pro forma combined)
		Class II	Class II
Management Fee	0.15%	0.45%	0.45%
Distribution/Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.44%	0.22%	0.09%
Acquired Fund Fees and Expenses(1)	0.55%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.39%	1.10%	0.97%

(1)	The operating expenses in this fee table will not correlate to the expense ratio in the Ibbotson Portfolio’s financial statements (or financial highlights) incorporated by reference into this Prospectus/Proxy Statement because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

The tables are provided to help you understand the expenses of investing in each Portfolio and your share of the operating expenses that each Portfolio incurs and that ALPS Advisors expects the combined Portfolios to incur in the first year following the Reorganization.

Examples

These examples are intended to help you compare the costs of investing in the Portfolios. These examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that a Portfolios’ operating expenses remain the same. The examples do not include expenses incurred from investing through a separate account or qualified plan. If the examples included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Dynamic Asset Allocation Series: Moderate Growth	$142	$440	$760	$1,667
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	$112	$350	$606	$1,339
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II (Pro forma combined)	$99	$309	$536	$1,189

Proposal 3

Reorganization of Phoenix Dynamic Asset Allocation Series: Growth

into Ibbotson Growth ETF Asset Allocation Portfolio

The following tables summarize the fees and expenses you may pay as an investor in the Ibbotson Portfolio, the expenses that the Phoenix Dynamic Asset Allocation Series incurred for the fiscal year ended December 31, 2009 and the pro forma estimated expense ratios of the Ibbotson Portfolio for the 12-month period ended December 31, 2009, assuming the Reorganization had taken place on January 1, 2009. The fee tables do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

Shareholder Fees for each class of each Portfolio

(fees paid directly from your investments)

	Phoenix Dynamic Asset Allocation Series: Growth	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio (Pro forma combined)
		Class II	Class II
Shareholder Fees	N/A	N/A	N/A

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Phoenix Dynamic Asset Allocation Series: Growth	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio (Pro forma combined)
		Class II	Class II
Management Fee	0.15%	0.45%	0.45%
Distribution/Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.41%	0.21%	0.09%
Acquired Fund Fees and Expenses(1)	0.65%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.46%	1.10%	0.98%

(1)	The operating expenses in this fee table will not correlate to the expense ratio in the Ibbotson Portfolio’s financial statements (or financial highlights) incorporated by reference into this Prospectus/Proxy Statement because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

The tables are provided to help you understand the expenses of investing in each Portfolio and your share of the operating expenses that each Portfolio incurs and that ALPS Advisors expects the combined Portfolios to incur in the first year following the Reorganization.

Examples

These examples are intended to help you compare the costs of investing in the Portfolios. These examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same. These examples do not include expenses incurred from investing through a separate account or qualified plan. If the examples included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Dynamic Asset Allocation Series: Growth	$149	$462	$797	$1,744
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	$112	$350	$606	$1,339
Ibbotson Growth ETF Asset Allocation Portfolio – Class II (Pro forma combined)	$100	$312	$541	$1,200

Proposal 4

Reorganization of Phoenix Dynamic Asset Allocation Series: Aggressive Growth

into Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

The following tables summarize the fees and expenses you may pay as an investor in the Ibbotson Portfolio, the expenses that the Phoenix Dynamic Asset Allocation Series incurred for the fiscal year ended December 31, 2009 and the pro forma estimated expense ratios of the Ibbotson Portfolio for the 12-month period ended December 31, 2009, assuming the Reorganization had taken place on January 1, 2009. The fee tables do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

Shareholder Fees for each class of each Portfolio

(fees paid directly from your investments)

	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Pro forma combined)
		Class II	Class II
Shareholder Fees	N/A	N/A	N/A

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Pro forma combined)
		Class II	Class II
Management Fee	0.15%	0.45%	0.45%
Distribution/Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.50%	0.85%	0.17%
Acquired Fund Fees and Expenses(1)	0.72%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.62%	1.76%	1.08%

(1)	The operating expenses in this fee table will not correlate to the expense ratio in the Ibbotson Portfolio’s financial statements (or financial highlights) incorporated by reference into this Prospectus/Proxy Statement because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

The tables are provided to help you understand the expenses of investing in each Portfolio and your share of the operating expenses that each Portfolio incurs and that ALPS Advisors expects the combined Portfolios to incur in the first year following the Reorganization.

Examples

These examples are intended to help you compare the costs of investing in the Portfolios. These examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same. The examples do not include expenses incurred from investing through a separate account or qualified plan. If the examples included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	$165	$511	$881	$1,919
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	$179	$554	$954	$2,070
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II (Pro forma combined)	$110	$343	$595	$1,316

Purchasing, Redeeming and Exchanging Shares of the Portfolios

This section will help you compare the procedures for purchasing, redeeming and exchanging shares of the Phoenix Dynamic Asset Allocation Series with the Ibbotson Portfolios. The Reorganizations will not affect your right to purchase and redeem shares, to change among an Insurance Company’s investment options in a variable Contract, to annuitize or to receive distributions as permitted by your Contract. After the Reorganizations, you will be able under your Contract to purchase additional shares, as applicable, of an Ibbotson Portfolio in the same manner as you did for your shares of the applicable Phoenix Dynamic Asset Allocation Series before the Reorganizations.

Please be aware that this is only a brief discussion. More complete information may be found in the prospectus for each Portfolio.

	PHOENIX DYNAMIC ASSET ALLOCATION SERIES PROCEDURES	IBBOTSON PORTFOLIOS PROCEDURES
	Purchases	Purchases
General Information

The Series do not offer shares to the general public. The Series currently offer shares only to the separate accounts of insurance companies. You may invest in the Series by buying a variable accumulation annuity contract or variable universal life policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series.

Shares are not offered to the general public. Each Portfolio may sell its shares only to separate accounts of various insurance companies and to various qualified plans. Shares are available through investment in various qualified plans, or purchase of certain variable annuity contracts or life insurance policies issued by insurance companies.

	PHOENIX DYNAMIC ASSET ALLOCATION SERIES PROCEDURES	IBBOTSON PORTFOLIOS PROCEDURES
	Redemptions	Redemptions

General Information

The Series will redeem any shares presented by the shareholder accounts for redemption. The account’s policies on when and whether to buy or redeem Trust shares are described in the contract prospectuses.

The prospectus for your variable insurance contract describes the procedures for investing your purchase payments or premiums in shares of the Series. No fee is charged by a Series for redeeming shares. The variable contract

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

The disclosure documents for the variable contracts or qualified plans describe the allocation, transfer and withdrawal provisions of such contract or qualified plan. These contracts and qualified plans may assess fees and expenses that are not

	PHOENIX DYNAMIC ASSET ALLOCATION SERIES PROCEDURES	IBBOTSON PORTFOLIOS PROCEDURES

	prospectus describes whether an insurance company charges any fees for redeeming your interest in a variable contract.	described in the Portfolios’ prospectus. You should review the disclosure documents for a complete description of such fees and expenses, if any.
	PHOENIX DYNAMIC ASSET ALLOCATION SERIES PROCEDURES	IBBOTSON PORTFOLIOS PROCEDURES
	Exchanges	Exchanges
General Information

Shareholders may exchange shares of one Series for shares of any other Series of the Trust which are available for sale in their state.

The variable insurance contract prospectus indicates whether an insurance company charges any fees for moving your assets from one investment option to another.

Shareholders may exchange shares of one Portfolio for shares of any other Portfolio of FIVIT which are available for sale in their state.

The disclosure documents for variable insurance contracts or qualified plans indicate whether an insurance company or plan charges any fees for moving your assets from one investment option to another.

Other Information

As a result of the Reorganizations, the assets and liabilities of the Phoenix Dynamic Asset Allocation Series will be transferred to the corresponding Ibbotson Portfolios and the Phoenix Dynamic Asset Allocation Series will terminate. The value of the shares of the Ibbotson Portfolios you receive in the Reorganization will equal the value of the shares of the Phoenix Dynamic Asset Allocation Series you own immediately prior to the Reorganization.

The Portfolios will pay no proxy solicitation, legal, accounting or other direct expenses associated with their participation in the Reorganizations. However, in connection with the Reorganizations, certain securities held by the Phoenix Dynamic Asset Allocation Series may be sold, and other securities purchased, beforethe Reorganizations in order to comply with the investment practices of the Ibbotson Portfolios. For any such purchases or sales, the transaction costs will be borne by the applicable Phoenix Dynamic Asset Allocation Series. Such costs are ultimately borne by the shareholders. The total aggregate brokerage commissions and other transaction costs associated with any repositionings in connection with the Reorganizations are estimated to be approximately as follows:.

Phoenix Dynamic Asset Allocation Series	Estimated Repositioning Costs
Phoenix Dynamic Asset Allocation Series: Moderate Shares	$40,179
Phoenix Dynamic Asset Allocation Series: Moderate Growth Shares	$58,821
Phoenix Dynamic Asset Allocation Series: Growth Shares	$58,786
Phoenix Dynamic Asset Allocation Series: Aggressive Growth Shares	$17,590

The amount of any transaction costs associated with such pre-Reorganization repositionings will be dependent upon market conditions and portfolio holdings at the time the particular Phoenix Dynamic Asset Allocation Series is repositioned and may be higher or lower than the amount stated above. ALPS Advisors and PVA will share equally (up to a total of $50,000), the proxy solicitation, printing, mailing and tabulation costs associated with the Reorganizations. PVA will pay for the remainder of such costs. ALPS Advisors and PVA will also share equally the accounting fees associated with the Ibbotson Portfolios’ participation in the Reorganizations (up to a total of $20,000). ALPS Advisors will pay for the remainder of such costs. Other than as described above, ALPS Advisors and PVA will each pay for their own tax, legal counsel and accounting fees associated with the Reorganizations.

Approval of each Reorganization will require the affirmative vote of a majority of the outstanding shares of the applicable Phoenix Dynamic Asset Allocation Series entitled to vote, cast in person or by proxy at the Special Meeting.

The Board of Trustees of the Trust believes that the proposed Reorganizations are in the best interests of the Phoenix Dynamic Asset Allocation Series. Accordingly, the Board unanimously recommends that shareholders vote “FOR” approval of the proposed Reorganizations.

For U.S. federal income tax purposes, no gain or loss is expected to be recognized by the Phoenix Dynamic Asset Allocation Series or their shareholders as a result of the Reorganizations. For more information, please see “Information about the Proposed Reorganizations — Certain U.S. Federal Income Tax Consequences,” below.

The Reorganizations will not result in a change in dividend policy. The Portfolios declare and distribute dividends from their net investment income and capital gains annually.

Principal Investment Risks

The following summarizes the principal investment risk differences, if any, of the Phoenix Dynamic Asset Allocation Series compared with the Ibbotson Portfolios. The loss of money is a risk of investing in the Series and the Portfolios. More complete information may be found in the prospectus and statements of additional information for each Portfolio.

PHOENIX DYNAMIC ASSET ALLOCATION SERIES	IBBOTSON ETF ASSET ALLOCATION PORTFOLIOS

Principal Investment Risks	Principal Investment Risks

Allocation Risk. Allocation risk refers to the possibility that the assets could be allocated in a manner that results in the Series under-performing its peers. Because the underlying funds represent different asset classes, the Series is subject to different levels and combinations of risk, depending on the Series’ specific asset allocation.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.
No comparable principal risk.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Investments in Other Investment Companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses.

Fund of Funds Risks. Each Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

No comparable principal risk.	ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviating of the Underlying ETF’s returns from that of its corresponding index. Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by a Portfolio.
No comparable principal risk.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Risk of Investing a Significant Portion of Assets in a Single Underlying Fund. To the extent that the Series invests a significant portion of its assets in a single underlying fund, the Series’ performance will be closely associated with the investment performance of that particular underlying fund.	Non-Diversification Risk. Each Portfolio is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Underlying ETFs in which a portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

No comparable principal risk.

Market Timing Risk. Each Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because a Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

No comparable principal risk.

Exchange Traded Notes (“ETN”) Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed Income Securities Risk. The primary risks associated with investments in fixed-income securities include interest rate risk and credit risk.

Interest Rate Risk. The value of fixed-income securities will be affected by trends in interest rates. For example, in times of rising interest rates, the value of outstanding fixed-income securities tends to decrease. When interest rates fall, the value of outstanding fixed-income securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations and maturities.

Credit Risk. If the issuer of a portfolio security is unable or unwilling to make timely principal or interest payments to an underlying fund, the underlying fund may experience losses or the income available for distribution to shareholders and the underlying fund’s yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

Fixed-Income Underlying ETF Risks.

Underlying ETF’s that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETF’s”) will expose a Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. Since the Portfolios typically expect to allocate approximately 60% in the case of Income and Growth, 40% in the case of Balanced, 20% in the case of Growth and 10% in the case of Aggressive Growth, of their investments in Fixed-Income Underlying ETFs, these risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

(i) Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

(ii) Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

(iii) Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example,
bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher
yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter
maturities.

(iv) Duration Risk. Prices of fixed income securities held in a
Fixed-Income Underlying ETF with longer effective
maturities are more sensitive to interest rate changes than
those with shorter effective maturities.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. In particular, equity securities will respond to events that affect entire financial markets or industries and to events that affect particular issuers.

Foreign Investments. Foreign securities may be less liquid and more volatile than U.S. securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

Foreign Currency Risk. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the underlying funds’ net asset values (share price) and dividends either positively or negatively.

Non-Fixed Income Underlying ETF Risks. Underlying ETF’s that invest primarily in equity securities of large, medium and small sized companies, and which may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETF’s”), will expose a Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. Since the Portfolios typically expect to allocate approximately 40% in the case of Income and Growth, 60% in the case of Balanced, 80% in the case of Growth and 90% in the case of Aggressive Growth, of their investments in Non-Fixed Income Underlying ETFs, these risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

(i) Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

(ii) Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

(iii) Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

(iv) Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

(v) Real Estate Investment Trust (REIT) Risk. Through its investments in Non-Fixed Income Underlying ETFs, a Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

Growth Stock Investment Risk. Growth stocks are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock’s capital appreciation, making return more dependent on market increases and decreases. Growth stocks therefore tend to be more volatile than non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall. Growth investing will typically underperform when value investing is in favor.

No comparable principal risk.

Index Investment Risk. An investment in an underlying fund that attempts to track an index, is subject to the risk of losing money on the investment and the risk that the underlying fund could under-perform other investments, if the value of the index goes down. Unlike other funds that do not attempt to track an index, the underlying fund may not use certain techniques to reduce the risk of loss. For example, the underlying fund generally will not keep any significant portion of its assets in cash. As a result, the underlying fund may go down in value more than an actively managed fund in the event of a general market decline.

No comparable principal risk.

In addition, such investments are subject to tracking error risk whereby the returns of the underlying fund deviate from those of its index. Because the underlying fund incurs fees and expenses whereas the index does not, the underlying fund will tend to underperform the performance of the index.

Larger Market Capitalization Risk. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of the shares of an underlying fund may not rise as much in rising markets as the value of the shares of funds that emphasize companies with smaller market capitalizations.

No comparable principal risk.

Market Risk. The value of your shares is based on the market value of the Series’ investments. Changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors.

No comparable principal risk.
Market Trading Risk. The shares of an underlying fund that is an ETF may trade at a premium or discount to their net asset value.	No comparable principal risk.

Mortgage-Backed and Asset-Backed Securities. (Not Applicable to the Aggressive Growth Series) Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. While the payment of principal and incurred interest on some mortgage-backed securities may be guaranteed by the U.S. Government or its agencies, the holders of these securities assume certain risks of the underlying mortgages, including the risk that prepayments will result in the loss of anticipated interest payments. Asset-backed securities represent interests in pools of loans or receivables other than mortgages, such as credit card and automobile loan receivables.

It is difficult to predict cash flows from these securities. Payments of principal and interest on underlying

No comparable principal risk.

mortgages may be allocated among classes in a variety of ways, and the inability to determine specific amounts and timing of prepayments of the underlying loans make it difficult to accurately predict cash flow. The variability of prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, an underlying fund may be required to invest these proceeds at a lower interest rate, causing the fund to earn less than if the prepayments had not occurred. Generally, prepayments will increase during a period of falling interest rates. Certain mortgage-backed securities are created and sold by private firms such as banks and mortgage originators. These securities have no explicit or implicit government guarantees and may involve significant credit risk. In addition, depending on market conditions, such securities may be illiquid or the underlying fund may not be able to secure a market value for the securities.

Small and Medium Market Capitalization Risk. Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies also may be relatively new and not have the same operating history and “track record” as larger companies, making future performance more difficult to predict. Smaller companies may have rapidly changing future prospects, limited ability to raise capital, and less diversified product lines, and their securities may, at times, be difficult to sell.

No comparable principal risk.

Value Investing Risk. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued. Value stocks will typically underperform when growth investing is in favor.

No comparable principal risk.

PROPOSAL 1

Reorganization of Phoenix Dynamic Asset Allocation Series: Moderate

into Ibbotson Income and Growth ETF Asset Allocation Portfolio

Shareholders of the Phoenix Dynamic Asset Allocation Series: Moderate are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Appendix 1. Also, you should consult the corresponding Ibbotson Portfolio’s prospectus dated April 30, 2010, as supplemented, for more information about the Ibbotson Portfolio. As a result of the Reorganization, shareholders of this Phoenix Dynamic Asset Allocation Series will receive shares of the corresponding Ibbotson Portfolio in an amount approximately equal to the dollar value of their holdings in the Phoenix Dynamic Asset Allocation Series at the time of the Closing Date.

The following summarizes the investment objective and principal investment strategy differences, if any, of the Phoenix Dynamic Asset Allocation Series compared with the corresponding Ibbotson Portfolio. The Board of Trustees for FIVIT may change the investment objectives or principal investment strategies of the Ibbotson Portfolio without a shareholder vote. Please be aware that this is only a brief discussion. A comparison of the principal risks associated with each Portfolio is included in the section above entitled, “Principal Investment Risks .” More complete information may be found in the prospectus and statement of additional information for each Portfolio.

PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE	IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO
Investment Objective	Investment Objective
Seeks current income with capital growth as a secondary consideration.	Seeks to provide investors with current income and capital appreciation.
Principal Investment Strategies	Principal Investment Strategies
No such requirement.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 60% to fixed-income securities, 30% to U.S. equity securities, and 10% to international equity securities. The target asset allocation is subject to change as market and economic conditions change. The Series seeks to achieve its primary investment objective of current income through its investments in underlying funds that invest primarily in fixed-income securities. These investments may include underlying funds that invest exclusively in the corporate debt obligations of U.S. issuers. The Series may also invest in underlying funds that invest in U.S. investment-grade debt securities, as well as underlying funds that invest in high yield, high-risk	The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).

PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE	IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO

bonds (commonly known as “junk bonds”). The Series seeks to achieve its secondary investment objective of capital growth through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Series seeks to achieve its goal through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund. The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages.	Under normal market conditions, the Portfolio may from time to time invest approximately 50-70% of such allocation in Fixed-Income Underlying ETFs and 30-50% of such allocation in Non-Fixed Income Underlying ETFs.

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples above, affect a Portfolio’s performance. During the most recent fiscal year, the Ibbotson Portfolio’s turnover rate was 28% of the average value of the Portfolio, while the Phoenix Dynamic Asset Allocation Series’ turnover rate was 96%. It is anticipated that there will be additional portfolio turnover for the Phoenix Dynamic Asset Allocation Series in connection with the Reorganization due to active trading of securities for purposes of portfolio repositioning.

Temporary Defensive Positions

Normally, to meet their respective investment objectives, an Ibbotson Portfolio invests substantially all of its assets in Underlying ETFs, while the Phoenix Dynamic Asset Allocation Series invests substantially all of its assets in Underlying ETFs and actively managed mutual funds. However, a Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs and actively managed mutual funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. When securities markets or economic conditions are unfavorable or unsettled, a Portfolio, Underlying ETF or actively managed mutual fund may adopt temporary defensive positions by investing up to 100% of its net assets in securities that are highly liquid, such as high-quality money market instruments, short-term U.S. Government obligations, commercial paper or repurchase agreements, even though these positions are inconsistent with a Portfolio’s, Underlying ETF’s or actively managed mutual fund’s principal investment strategies. As a result, the Portfolio, Underlying ETF or actively managed mutual fund may not realize its investment objective if it is required to make temporary defensive investments.

Performance Information. The following performance information provides some indication of the risks of investing in the Portfolio by showing how the Ibbotson Portfolio’s Class II investment performance from year-to-year compares with the performance of a broad measure of market performance. The following tables also show, for the periods shown, the average annual total returns for the Phoenix Dynamic Asset Allocation Series and Class II of

the Ibbotson Portfolio, along with their primary and secondary benchmarks. The Dow Jones Moderately Conservative U.S. Portfolio Index is the Ibbotson Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderately conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 40% of the Dow Jones All Stock Portfolio and 60% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 40% S&P 500® Index/60% Barclays Capital U.S. Aggregate Bond Index is the Ibbotson Portfolio’s secondary benchmark. The blend portfolio attempts to reflect the performance of a moderately conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500® Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market.

The S&P 500® Index is the Phoenix Dynamic Asset Allocation Series’ primary benchmark. The Barclays Capital Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. The 50% S&P® 500 Index/50% Barclays Capital Aggregate Bond Index is the Phoenix Dynamic Asset Allocation Series’ secondary benchmark. It is a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. Each index figure does not reflect any deduction for fees, expenses, or taxes.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Ibbotson Portfolio’s website at www.fivitfunds.com or by calling 1-866-432-2926.

Calendar Year Annual Returns

Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class II

[Bar Chart]

12/31/2008 = -15.16

12/31/2009 = 13.30

Best Quarter: 6/30/2009             8.48%                 Worst Quarter: 12/31/2008                 -7.42%

Phoenix Dynamic Asset Allocation Series: Moderate

[Bar Chart]

12/31/2007 = 7.98

12/31/2008 = -15.80

12/31/2009 = 12.68

Best Quarter: 6/30/2009             10.89%                 Worst Quarter: 12/31/2008                 -8.25%

Average Annual Total Returns

(for periods ended December 31, 2009)

	One Year	Since Inception of Phoenix Series (February 3,	Since Inception of Ibbotson Portfolio (April 30,
		2006)	2007)
Phoenix Dynamic Asset Allocation Series: Moderate	12.68%	2.05%	N/A
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	13.30%	N/A	-0.41%
Dow Jones Moderately Conservative U.S. Portfolio Index	16.65%	3.05%	0.90%
40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index	14.15%	3.35%	0.40%
S&P 500 Index	26.46%	-1.04%	N/A
50% S&P 500® Index/50% Barclays Capital Aggregate Bond Index	16.34%	2.99%	N/A

PROPOSAL 2

Reorganization of Phoenix Dynamic Asset Allocation Series: Moderate Growth

into Ibbotson Balanced ETF Asset Allocation Portfolio

Shareholders of the Phoenix Dynamic Asset Allocation Series: Moderate Growth Portfolio are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Appendix 1. Also, you should consult the corresponding Ibbotson Portfolio’s prospectus dated April 30, 2010, as supplemented, for more information about the Ibbotson Portfolio. As a result of the Reorganization, shareholders of this Phoenix Dynamic Asset Allocation Series will receive shares of the corresponding Ibbotson Portfolio in an amount approximately equal to the dollar value of their holdings in the Phoenix Dynamic Asset Allocation Series at the time of Closing.

The following summarizes the investment objective and principal investment strategy differences, if any, of the Phoenix Dynamic Asset Allocation Series compared with the corresponding Ibbotson Portfolio. The Board of Trustees for FIVIT may change the investment objectives or principal investment strategies of the Ibbotson Portfolio without a shareholder vote. Please be aware that this is only a brief discussion. A comparison of the principal risks associated with each Portfolio is included in the section above entitled “Principal Investment Risks.” More complete information may be found in the prospectus and statements of additional information for each Portfolio.

PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO
Investment Objective	Investment Objective
Seeks long-term capital growth and current income, with a greater emphasis on capital growth.	Seeks to provide investors with capital appreciation and some current income.
Principal Investment Strategies	Principal Investment Strategies
No such requirement.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 43% to U.S. equity securities, 40% to fixed income securities, and 17% to international equity securities. The target asset allocation is subject to change as market and economic conditions change. The Series seeks to achieve capital growth through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Series seeks interest income through an exposure to investment-grade U.S. fixed income securities.

The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).

The Series seeks to achieve its goal through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund. The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages.

Under normal market conditions, the Portfolio typically may, from time to time, invest approximately 30-50% of such allocation in Fixed-Income Underlying ETFs and 50-70% of such allocation in Non-Fixed Income Underlying ETFs.

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples above, affect a Portfolio’s performance. During the most recent fiscal year, the Ibbotson Portfolio’s turnover rate was 26% of the average value of the Portfolio, while the Phoenix Dynamic Asset Allocation Series’ turnover rate was 86%. It is anticipated that there will be additional portfolio turnover for the Phoenix Dynamic Asset Allocation Series in connection with the Reorganization due to active trading of securities for purposes of portfolio repositioning.

Temporary Defensive Positions

Normally, to meet their respective investment objectives, an Ibbotson Portfolio invests substantially all of its assets in Underlying ETFs, while the Phoenix Dynamic Asset Allocation Series invests substantially all of its assets in Underlying ETFs and actively managed mutual funds. However, a Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs and actively managed mutual funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. When securities markets or economic conditions are unfavorable or unsettled, a Portfolio, Underlying ETF or actively managed mutual fund may adopt temporary defensive positions by investing up to 100% of its net assets in securities that are highly liquid, such as high-quality money market instruments, short-term U.S. Government obligations, commercial paper or repurchase agreements, even though these positions are inconsistent with a Portfolio’s, Underlying ETF’s or actively managed mutual fund’s principal investment strategies. As a result, the Portfolio, Underlying ETF or actively managed mutual fund may not realize its investment objective if it is required to make temporary defensive investments.

Performance Information. The following performance information provides some indication of the risks of investing in the Portfolio by showing how Ibbotson Portfolio’s Class II investment performance from year-to-year compares with the performance of a broad measure of market performance. The following tables also show, for the periods shown, the average annual total returns for the Phoenix Dynamic Asset Allocation Series and Class II of the Ibbotson Portfolio, along with their primary and secondary benchmarks. The Dow Jones Moderate U.S. Portfolio Index is the Ibbotson Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderate asset allocation portfolio by aggregating the performance of a portfolio constituting 60% of the Dow Jones All Stock Portfolio and 40% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Bond Index is the Ibbotson Portfolio’s secondary benchmark. The blend portfolio attempts to reflect the performance of a moderate asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500® Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market.

The S&P 500® Index is the Phoenix Dynamic Asset Allocation Series’ primary benchmark. The Barclays Capital Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. The 70% S&P 500® Index/30% Barclays Capital Aggregate Bond Index is the Phoenix Dynamic Asset Allocation Series’ secondary benchmark. It is a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. Each index figure does not reflect any deduction for fees, expenses, or taxes.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Ibbotson Portfolio’s website at www.fivitfunds.com or by calling 1-866-432-2926.

Calendar Year Annual Returns

Ibbotson Balanced ETF Asset Allocation Portfolio – Class II

[Bar Chart]

12/31/2008 = -24.05

12/31/2009 = 19.52

Best Quarter:   6/30/2009 12.78%             Worst Quarter: 12/31/2008     -13.14%

Phoenix Dynamic Asset Allocation Series: Moderate Growth

[Bar Chart]

12/31/2007 = 8.50

12/31/2008 = -25.60

12/31/2009 = 18.65

Best Quarter:     6/30/2009             14.89%             Worst Quarter: 12/31/2008             -14.95%

Average Annual Total Returns

(for periods ended December 31, 2009)

	One Year	Since Inception of Phoenix Series (February 3, 2006)	Since Inception of Ibbotson Portfolio (April 30, 2007)
Phoenix Dynamic Asset Allocation Series: Moderate Growth	18.65%	1.06%	N/A
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	19.52%	N/A	-2.87%
Dow Jones Moderate U.S. Portfolio Index	22.59%	1.83%	-1.84%
60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Bond Index	18.26%	1.99%	-2.41%
S&P 500 Index	26.46%	-1.04%	N/A
70% S&P 500® Index/30% Barclays Capital Aggregate Bond Index	20.44%	1.72%	N/A

PROPOSAL 3

Reorganization of Phoenix Dynamic Asset Allocation Series: Growth

into Ibbotson Growth ETF Asset Allocation Portfolio

Shareholders of the Phoenix Dynamic Asset Allocation Series: Growth Portfolio are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Appendix 1. Also, you should consult the corresponding Ibbotson Portfolio’s prospectus dated April 30, 2010, as supplemented, for more information about the Ibbotson Portfolio. As a result of the Reorganization, shareholders of this Phoenix Dynamic Asset Allocation Series will receive shares of the corresponding Ibbotson Portfolio in an amount approximately equal to the dollar value of their holdings in the Phoenix Dynamic Asset Allocation Series at the time of Closing.

The following summarizes the investment objective and principal investment strategy differences, if any, of the Phoenix Dynamic Asset Allocation Series compared with the corresponding Ibbotson Portfolio. The Board of

Trustees for FIVIT may change the investment objectives or principal investment strategies of the Ibbotson Portfolio without a shareholder vote. Please be aware that this is only a brief discussion. A comparison of the principal risks associated with each Portfolio is included in the section above entitled “Principal Investment Risks.” More complete information may be found in the prospectus and statements of additional information for each Portfolio.

PHOENIX DYNAMIC ASSET ALLOCATION SERIES: GROWTH	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO
Investment Objective	Investment Objective
Seeks long-term capital growth and current income, with a greater emphasis on capital growth.	Seeks to provide investors with capital appreciation.
Principal Investment Strategies	Principal Investment Strategies
No such requirement.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 58% to U.S. equity securities, 20% to fixed income securities, and 22% to international equity securities. The target asset allocation is subject to change as market and economic conditions change. The Series seeks to achieve capital growth primarily through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. Also to a lesser extent, the Series seeks to invest in underlying funds that invest primarily in fixed income securities, which may include U.S. government securities as well as underlying funds that invest in investment grade bonds.

The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).

The Series seeks to achieve its goal through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund. The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages.

Under normal market conditions, the Portfolio may, from time to time, invest approximately 10-30% of such allocation in Fixed-Income Underlying ETFs and 70-90% of such allocation in Non-Fixed Income Underlying ETFs.

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples above, affect a Portfolio’s performance. During the most recent fiscal year, the Ibbotson Portfolio’s turnover rate was 19% of the average value of the Portfolio, while the Phoenix Dynamic Asset Allocation Series’ turnover rate was 96%. It is anticipated that there will be additional portfolio turnover for the Phoenix Dynamic Asset Allocation Series in connection with the Reorganization due to active trading of securities for purposes of portfolio repositioning.

Temporary Defensive Positions

Normally, to meet their respective investment objectives, an Ibbotson Portfolio invests substantially all of its assets in Underlying ETFs, while the Phoenix Dynamic Asset Allocation Series invests substantially all of its assets in Underlying ETFs and actively managed mutual funds. However, a Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs and actively managed mutual funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. When securities markets or economic conditions are unfavorable or unsettled, a Portfolio, Underlying ETF or actively managed mutual fund may adopt temporary defensive positions by investing up to 100% of its net assets in securities that are highly liquid, such as high-quality money market instruments, short-term U.S. Government obligations, commercial paper or repurchase agreements, even though these positions are inconsistent with a Portfolio’s, Underlying ETF’s or actively managed mutual fund’s principal investment strategies. As a result, the Portfolio, Underlying ETF or actively managed mutual fund may not realize its investment objective if it is required to make temporary defensive investments.

Performance Information. The following performance information provides some indication of the risks of investing in the Portfolio by showing how the Ibbotson Portfolio’s Class II investment performance from year-to-year compares with the performance of a broad measure of market performance. The following tables also show, for the periods shown, the average annual total returns for the Phoenix Dynamic Asset Allocation Series and Class II of the Ibbotson Portfolio, along with their primary and secondary benchmarks. The Dow Jones Moderately Aggressive U.S. Portfolio Index is the Ibbotson Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderately aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 80% of the Dow Jones All Stock Portfolio and 20% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 80% S&P 500® Index/20% Barclays Capital U.S. Aggregate Bond Index is the Ibbotson Portfolio’s secondary benchmark. The blend portfolio attempts to reflect the performance of a moderately aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500® Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market.

The S&P 500® Index is the Phoenix Dynamic Asset Allocation Series’ primary benchmark. The Barclays Capital Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. The 85% S&P 500® Index/15% Barclays Capital Aggregate Bond Index is the Phoenix Dynamic Asset Allocation Series’ secondary benchmark. It is a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. Each index figure does not reflect any deduction for fees, expenses, or taxes.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.fivitfunds.com or by calling 1-866-432-2926.

Calendar Year Annual Returns

Ibbotson Growth ETF Asset Allocation Portfolio – Class II

[Bar Chart]

12/31/2008 = -31.61

12/31/2009 = 24.65

Best Quarter: 6/30/2009             16.91%                 Worst Quarter:  12/31/2008           -18.25%

Phoenix Dynamic Asset Allocation Series: Growth

[Bar Chart]

12/31/2007 = 8.33

12/31/2008 = -32.18

12/31/2009 = 23.76

Best Quarter: 6/30/2009  18.38%                             Worst Quarter:  12/31/2008           -19.93%

Average Annual Total Returns

(for periods ended December 31, 2009)

	One Year	Since Inception of Phoenix Series (February 3, 2006)	Since Inception of Ibbotson Portfolio (April 30, 2007)
Phoenix Dynamic Asset Allocation Series: Growth	23.76%	0.00%	N/A
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	24.65%	N/A	-5.49%
Dow Jones Moderately Aggressive U.S. Portfolio Index	28.84%	0.46%	-4.56%
80% S&P 500® Index/20% Barclays Capital U.S. Aggregate Bond Index	22.36%	0.53%	-5.22%
S&P 500® Index	26.46%	-1.04%	N/A
85% S&P 500® Index/15% Barclays Capital Aggregate Bond Index	23.47%	0.71%	N/A

PROPOSAL 4

Reorganization of Phoenix Dynamic Asset Allocation Series: Aggressive Growth

into Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Shareholders of the Phoenix Dynamic Asset Allocation Series: Aggressive Growth Portfolio are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Appendix 1. Also, you should consult the corresponding Ibbotson Portfolio’s prospectus dated April 30, 2010, as supplemented, for more information about the Ibbotson Portfolio. As a result of the Reorganization, shareholders of the Phoenix Dynamic Asset Allocation Series will receive shares of the corresponding Ibbotson Portfolio in an amount approximately equal to the dollar value of their holdings in the Phoenix Dynamic Asset Allocation Series at the time of Closing.

The following summarizes the investment objective and principal investment strategy differences, if any, of this Phoenix Dynamic Asset Allocation Series compared with the corresponding Ibbotson Portfolio. The Board of Trustees for FIVIT may change the investment objectives or principal investment strategies of the Ibbotson Portfolio without a shareholder vote. Please be aware that this is only a brief discussion. A comparison of the principal risks associated with each Portfolio is included in the section above entitled “Principal Investment Risks.” More complete information may be found in the prospectus and statements of additional information for each Portfolio.

PHOENIX DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO
Investment Objective	Investment Objective
Seeks long-term capital growth.	Seeks to provide investors with capital appreciation.

Principal Investment Strategies	Principal Investment Strategies
No such requirement.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

The Series seeks to achieve its investment objective by investing in shares of a diversified group of affiliated and unaffiliated mutual funds and funds commonly known as “exchange-traded funds” (“ETFs”) (collectively, the “underlying funds”) based on a current target asset allocation of 65% to U.S. equity securities, 8% to fixed-income securities, and 27% to international equity securities. The target asset allocation is subject to change as market and economic conditions change. The Series seeks to achieve capital growth through its investments in underlying funds that invest primarily in equity securities. These investments may include underlying funds that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The Portfolio typically expects to allocate its investments in Underlying ETFs such that 10% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 90% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).

The Series seeks to achieve its goal through investment in a combination of underlying funds as recommended by the subadvisor to the advisor. The Series may invest a substantial portion of its assets, up to 40%, in any one underlying fund. The subadvisor will review the Series’ asset allocations at least quarterly and more often if necessary. After each review, the subadvisor may recommend a change in the underlying funds invested in by the Series and/or recommend a change in the asset class allocation percentages.

However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in this prospectus.

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples above, affect a Portfolio’s performance. During the most recent fiscal year, the Ibbotson Portfolio’s turnover rate was 27% of the average value of the Portfolio, while the Phoenix Dynamic Asset Allocation Series turnover rate was 101%. It is anticipated that there will be additional portfolio turnover for the Phoenix Dynamic Asset Allocation Series in connection with the Reorganization due to active trading of securities for purposes of portfolio repositioning.

Temporary Defensive Positions

Normally, to meet their respective investment objectives, an Ibbotson Portfolio invests substantially all of its assets in Underlying ETFs, while the Phoenix Dynamic Asset Allocation Series invests substantially all of its assets in Underlying ETFs and actively managed mutual funds. However, a Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs and actively managed mutual funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. When securities markets or economic conditions are unfavorable or unsettled, a Portfolio, Underlying ETF or actively managed mutual fund may adopt temporary defensive positions by investing up to 100% of its net assets in securities that are highly liquid, such as high-quality money market instruments, short-term U.S. Government obligations, commercial paper or repurchase agreements, even though these positions are inconsistent with a Portfolio’s, Underlying ETF’s or actively managed mutual fund’s principal investment strategies. As a result, the Portfolio, Underlying ETF or actively managed mutual fund may not realize its investment objective if it is required to make temporary defensive investments.

Performance Information. The following performance information provides some indication of the risks of investing in the Portfolio by showing how the Ibbotson Portfolio’s Class II investment performance for year-to-year compares with the performance of a broad measure of market performance. The following tables also show, for the periods shown, the average annual total returns for the Phoenix Dynamic Asset Allocation Series and Class II of the Ibbotson Portfolio, along with their primary and secondary benchmarks. The Dow Jones Aggressive U.S. Portfolio Index is the Ibbotson Portfolio’s primary benchmark. It is a broad measure of market performance that reflects an aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 100% of the Dow Jones All Stock Portfolio. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 90% S&P 500® Index/10% Barclays Capital U.S. Aggregate Bond Index is the Ibbotson Portfolio’s secondary benchmark. The blend portfolio attempts to reflect the performance of an aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500® Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market.

The S&P 500® Index is the Phoenix Dynamic Asset Allocation Series’ primary benchmark. The Barclays Capital Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. The 75% S&P 500® Index/8% Barclays Capital Aggregate Bond Index/17% MSCI EAFE Index is the Phoenix Dynamic Asset Allocation Series’ secondary benchmark. It is a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. Each index figure does not reflect any deduction for fees, expenses, or taxes.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.fivitfunds.com or by calling 1-866-432-2926.

Calendar Year Annual Returns

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II

[Bar Chart]

12/31/2008 = -36.64

12/31/2009 = 27.29

Best Quarter: 6/30/2009            19.07%            Worst Quarter:  12/31/2008           -21.33%

Phoenix Dynamic Asset Allocation Series:

Aggressive Growth

[Bar Chart]

12/31/2007 = 8.45

12/31/2008 = -38.25

12/31/2009 = 27.50

Best Quarter: 6/30/2009            21.56%                        Worst Quarter:  12/31/2008           -24.43%

Average Annual Total Returns

(for periods ended December 31, 2009)

	One Year	Since Inception of Phoenix Series (February 3, 2006)	Since Inception of Ibbotson Portfolio (April 30, 2007)
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	27.50%	-1.00%	N/A
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	27.29%	N/A	-7.49%
Dow Jones Aggressive U.S. Portfolio Index	35.26%	-0.96%	-7.24%
90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index	24.42%	-0.25%	-6.63%
S&P 500® Index	26.46%	-1.04%	N/A
75% S&P 500® Index/8% Barclays Capital Aggregate Bond Index/17% MSCI EAFE Index	26.46%	-0.38%	N/A

OTHER COMPARISONS BETWEEN THE PORTFOLIOS

Fundamental Investment Policies

The following summarizes the fundamental investment policy differences, if any, of the Phoenix Dynamic Asset Allocation Series compared with the Ibbotson Portfolios. More complete information may be found in the prospectus and statements of additional information for each Portfolio.

PHOENIX DYNAMIC ASSET ALLOCATION SERIES	IBBOTSON ETF ASSET ALLOCATION PORTFOLIOS
Fundamental Investment Policy	Fundamental Investment Policy

Diversification. All of the Series are classified as diversified under the 1940 Act. A Series may not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies, if: (a) such purchase would, at the time, cause more than 5% of the Series’ total assets, taken at market value, to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Series.

Diversification. Each Portfolio is non-diversified under the 1940 Act.

Concentration. A Series may not purchase securities in a given industry if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). In addition, the Phoenix Strategic Allocation Series may invest more than 25% of its assets in the banking industry.

Concentration. Each Portfolio may not concentrate its investments in any particular industry or industries, except that each Portfolio may invest an unlimited percentage of its assets in ETFs.
Borrowing. A Series may not borrow money, except (i) in amounts not to exceed one third of the value of the Series’ total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing.	Borrowing. Each Portfolio may not borrow money other than as permitted by the 1940 Act and any rules or exemptive orders applicable to such Portfolio hereunder.

Commodities. A Series may not purchase or sell commodities or commodity contracts, except a Series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).

Commodities. Each Portfolio may not invest in commodities except insofar as such investments would not require such Portfolio or its investment adviser or distributor to register as a commodity pool operator with the Commodity Futures Trading Commission.

Senior Securities. A Series may not issue senior securities in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed prohibited by this restriction.

Senior Securities. Each Portfolio may not issue senior securities other than as permitted by the 1940 Act and any rules or exemptive orders applicable to such Portfolio hereunder.

Real Estate. A Series may not purchase or sell real estate, except that a Series may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Series as a result of the ownership of securities.

Real Estate. Each Portfolio may not purchase or sell real estate as such, but this restriction shall not prevent such Portfolio from investing in securities of companies which invest in real estate or obligations secured by real estate or interests herein.

Underwriter. A Series may not underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Series may be deemed to be an underwriter under the applicable law.

Underwriter. Each Portfolio may not underwrite or participate in the marketing of securities issued by other persons except to the extent that such Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities.

Loans. A Series may not make loans, except that a Series may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

Loans. Each Portfolio will not make any loans except to the extent that it acquires obligations or makes loans of its assets. Each Portfolio may not pledge, mortgage or hypothecate its assets, except to secure permitted borrowings or indebtedness or in connection with loans of its assets.

Investment Advisers, Subadviser and Portfolio Managers.

Phoenix Dynamic Asset Allocation Series. PVA serves as the Phoenix Dynamic Asset Allocation Series’ investment adviser. PVA is a wholly owned subsidiary of PM Holdings, Inc. Its principal business address is One American Row, Hartford, Connecticut, 06102.

Ibbotson serves as the limited services subadviser to the Phoenix Dynamic Asset Allocation Series. Its principal business address is 22 West Washington Street, Chicago, Illinois, 60602. The individuals listed below are members of the investment management team at Ibbotson for the Phoenix Dynamic Asset Allocation Series.

Christopher M. Wilkos, CFA, Executive Vice President and Chief Investment Officer of The Phoenix Companies, Inc., has served as portfolio manager for the Phoenix Dynamic Asset Allocation Series since 2006.

Peng Chen, Ph.D, President of Ibbotson, has provided investment advice to the Phoenix Dynamic Asset Allocation Series since 2008.

Scott Wentsel, CFA, CFP, Vice President and Senior Portfolio Manager of Ibbotson, has provided investment advice to the Phoenix Dynamic Asset Allocation Series since 2008.

Ibbotson Portfolios. ALPS Advisors, located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, is responsible for the overall management and administration of the Ibbotson Portfolios’ business affairs. ALPS Advisors commenced business operations in December 2006 upon the acquisition of an existing advisory operation.

Ibbotson will continue to act as subadviser to the Ibbotson Portfolios and Messrs. Chen and Wentsel will continue to act as portfolio managers of the Ibbotson Portfolios along with the following members of the current investment management team:

Carrie Scherkenbach, a Portfolio Manager in the Investment Management Services Group at Ibbotson, joined Ibbotson in 1999 and has managed the Ibbotson Portfolios since their inception in 2007.

Jared Watts, a Senior Consultant in the Investment Management Services Group at Ibbotson, joined Ibbotson in 2006 and has managed the Ibbotson Portfolios since their inception in 2007.

The SAI pertaining to each Portfolio provides additional information about the applicable Portfolio Managers, including Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and each Portfolio Manager’s ownership of shares in the applicable Portfolio.

Advisory and Subadvisory Agreements and Fee Waivers.

Phoenix Dynamic Asset Allocation Series

PVA, subject to the general supervision of the Trust’s Board of Trustees (the “Phoenix Dynamic Asset Allocation Series Board”), is the Phoenix Dynamic Asset Allocation Series’ investment adviser and is responsible for the overall management of its assets, including the appointment of Ibbotson as a limited services subadviser. In its role as limited services subadviser, Ibbotson does not have any trading, clearing or custody operations responsibility. Pursuant to an Investment Advisory Agreement between PVA and the Trust, for its services, PVA receives an annual fee of 0.15% of the average daily net assets of the Phoenix Dynamic Asset Allocation Series. The advisory fee is accrued daily and paid monthly. Out of that fee, PVA pays to Ibbotson for sub-advisory services an annual fee of 0.06% of the first $1 billion in aggregate assets under management and 0.05% of anything over $1 billion in aggregate net assets of the Phoenix Dynamic Asset Allocation Series, with a minimum annual fee of $125,000. A discussion regarding the Phoenix Dynamic Asset Allocation Series Board’s basis for approving the Advisory and Sub-Investment Advisory Agreements with respect to each Phoenix Dynamic Asset Allocation Series is available in the Series’ annual shareholder report for the fiscal year ended December 31, 2009.

PVA has contractually agreed to waive its fees and/or reimburse the Phoenix Dynamic Asset Allocation Series’ operating expenses at least through April 30, 2011 to the extent necessary to ensure that the total annual fund operating expenses, including acquired fund fees and expenses but excluding taxes, brokerage commissions, expenses incurred in connection with any merger of reorganization and extraordinary expenses do not exceed 0.15% of the Trust’s average daily net assets attributable to each Portfolio. Any waivers or reimbursements have the effect of lowering the overall expense ratio for the Phoenix Dynamic Asset Allocation Series and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

Under the Investment Advisory Agreement, PVA may delegate any of its duties to a subadviser, subject to approval by the Phoenix Dynamic Asset Allocation Series Board, including a majority of the directors who are not “interested persons” (as defined under the 1940 Act) of the Trust, and, if required, by the requisite vote of the shareholders of the Phoenix Dynamic Asset Allocation Series.

Ibbotson Portfolios

ALPS Advisors, subject to the general supervision of the FIVIT Board of Trustees (the “FIVIT Board”), is the Ibbotson Portfolios’ investment adviser and is responsible for the overall management of its assets, including the appointment of Ibbotson as subadviser. In its role as subadviser, Ibbotson is responsible for the day-to-day management of the assets of the Ibbotson Portfolios, including the purchase, retention and sale of securities, in accordance with the Ibbotson Portfolios’ investment objective and policies. This includes making investment decisions and buying and selling securities. Pursuant to an Investment Advisory Agreement between FIVIT and ALPS Advisors, for its services, ALPS Advisors will receive an annual fee of 0.45% of the average daily net assets of the Ibbotson Portfolios. The advisory fee is accrued daily and paid monthly. Out of that fee, ALPS Advisors pays to Ibbotson for sub-advisory services an annual fee of 0.15% of the average daily net assets of the Ibbotson Portfolios, subject to the commitment to cap the Ibbotson Portfolios’ operating expenses and the expense sharing agreement as described below. A discussion regarding the FIVIT Board’s basis for approving the Advisory and Sub-Investment Advisory Agreements with respect to each Ibbotson Portfolio is available in the Portfolios’ annual shareholder report for the fiscal year ended December 31, 2009.

ALPS Advisors has contractually agreed to waive its fees and/or reimburse the Ibbotson Portfolios’ operating expenses at least through April 30, 2011 to the extent necessary to ensure that the total annual fund operating expenses, excluding acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.73% of the Ibbotson Portfolios’ average daily net assets attributable to Class II. Ibbotson shares in this expense cap commitment through a reduction in the amount of the sub-advisory fee otherwise payable by ALPS Advisors while ALPS Advisors is waiving a portion of its management fee or reimbursing the Ibbotson Portfolios for its operating expenses. Effective from and after the Reorganizations through April 29, 2012, the Adviser has agreed to recommend to the Board of Trustees of FIVIT to limit the expenses of each Ibbotson Portfolio to an amount that is no greater than the median expense level for each Ibbotson Portfolio’s applicable Expense Group category by Lipper, Inc. as of the fiscal year ended December 31, 2008, including after taking Underlying Fund Expenses into account. Any waivers or reimbursements have the effect of lowering the overall expense ratio for the Ibbotson Portfolios and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

Distribution/Service (12b-1) Fees. The Trust has adopted a distribution plan with respect to the Phoenix Dynamic Asset Allocation Series shares. The plan authorizes payments by the Phoenix Dynamic Asset Allocation Series in connection with the distribution of each Portfolio’s shares at an annual rate of 0.25% of the Phoenix Dynamic Asset Allocation Series’ average daily net asset value. Payments may be made by the Phoenix Dynamic Asset Allocation Series under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Phoenix Dynamic Asset Allocation Series, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials. The plan is a “compensation plan” which means that payments under the plan are based upon a percentage of average daily net assets attributable to the Phoenix Dynamic Asset Allocation Series regardless of the amounts actually paid or expenses actually incurred by 1851 Securities, Inc., the Series’ distributor and an affiliate of PVA; however, in no event may such payments exceed the maximum allowable fee. It is, therefore, possible that the distributor may realize a profit in a particular year as a result of these payments.

The Ibbotson Portfolios have adopted a Rule 12b-1 distribution and services plan with respect to their Class II shares. The plans allow the Ibbotson Portfolios to use Class II assets to pay fees in connection with the distribution and marketing of Class II shares and/or provision of shareholder services to their Class II shareholders. The plan permits the Ibbotson Portfolios to make total payments at an annual rate of up to 0.25% of the Ibbotson Portfolios’ average daily net assets attributable to its Class II shares.

In addition, other fees and expenses may be assessed by an insurance company at the separate account level, or, in the case of the Ibbotson Portfolios, by a qualified plan.

Financial Intermediary Compensation. The Portfolios are only offered as underlying investment options for variable insurance contracts or, with respect to the Ibbotson Portfolios, to qualified pension or retirement plans. Both the Trust and FIVIT have entered into agreements with insurance company sponsors of separate accounts, including Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (all of which are affiliates of PVA), on behalf of the Phoenix Dynamic Asset Allocation Series and Ibbotson Portfolios, respectively, which set forth the terms and conditions pursuant to which the insurance companies will purchase and redeem shares. The Portfolios and their related companies may make payments to sponsoring insurance companies or their affiliates for distribution and/or other services pursuant to these agreements. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. The prospectus or other offering documents for the variable insurance contracts may also contain additional information about these payments.

Tax Information. The Portfolios’ distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if a Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains.

Directors and Officers. The directors and officers of the Trust (of which the Phoenix Dynamic Asset Allocation Series are each a series) are different from those of FIVIT (of which the Ibbotson Portfolios each are a series). The following individuals comprise the Board of Directors of the Trust: Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, Hassell H. McClellan, Philip R. McLoughlin, and Phillip K. Polkinghorn. As of the date of this Prospectus/Proxy Statement, the following individuals comprise the Board of Trustees of FIVIT: Mary K. Anstine, Thomas A. Carter, David M. Swanson, Jeremy W. Deems and Scott Wentsel.

Independent Registered Public Accounting Firms (“Auditors”). The Phoenix Dynamic Asset Allocation Series’ Auditor is PricewaterhouseCoopers LLP. Its principal business address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103. The Ibbotson Portfolios’ Auditor is Deloitte & Touche LLP. Its principal business address is 555 17th Street, Suite 3600, Denver, CO 80202.

Other Service Providers. 1851 Securities, Inc. serves as principal underwriter of the Phoenix Dynamic Asset Allocation Series’ shares. VP Distributors, Inc. serves as administrator, and BNY Mellon Global Investment Servicing (U.S.) Inc. serves as the transfer agent for the Phoenix Dynamic Asset Allocation Series.

ALPS Distributors, Inc. (“ALPS Distributors”), an affiliate of ALPS Advisors, is the distributor for the Ibbotson Portfolios. ALPS Fund Services, Inc., an affiliate of ALPS Advisors and ALPS Distributors, serves as the administrator, transfer agent and bookkeeping and pricing agent for the Ibbotson Portfolios. The Bank of New York Mellon serves as custodian of both the Phoenix Dynamic Asset Allocation Series and Ibbotson Portfolios.

Charter Documents. The Phoenix Dynamic Asset Allocation Series are each a series of a Massachusetts business trust and the Ibbotson Portfolios are each a series of a Delaware statutory trust. The Trust (of which the Phoenix Dynamic Asset Allocation Series are each a series) and FIVIT (of which the Ibbotson Portfolios are each a series) are governed by their respective governing instruments, by-laws and state law. Additional information about the governing documents of the Trust and FIVIT is provided below.

State Law. The Trust (and its series) is governed by the Massachusetts General Laws (“MGL”). FIVIT (and its series) is governed by the Delaware Statutory Trust Act (“DSTA”). Under the MGL and the DSTA, corporations and statutory trusts, respectively, are operated by their board of directors or trustees and by officers appointed by the board. The difference between operating as a series of a Massachusetts business trust or a Delaware statutory trust is not expected to significantly change the responsibilities, powers and fiduciary duty owed to shareholders by the board.

While both the MGL and the DSTA contain provisions specifically designed for investment companies that take into account their unique structure and operations, the DSTA allows greater flexibility in drafting an investment company’s governing documents. For example, an investment company organized under the DSTA can structure its governing documents to enable it to more easily obtain board or shareholder approval, and can potentially accomplish certain actions, such as reorganizations or liquidations, without first seeking shareholder approval.

Shares. The Trust is authorized to issue an indefinite number of shares of beneficial interest, $0.01 par value, and to classify or reclassify into an unlimited number of series or classes of series any unissued shares of the Trust. Each series of the Trust, including the Phoenix Dynamic Asset Allocation Series, is divided into one class consisting of an indefinite number of shares. Shares of each series of the Trust have no preemptive or conversion rights.

FIVIT is authorized to issue an unlimited number of shares of beneficial interest, no par value, from an unlimited number of series of shares. Currently, FIVIT offers five series of shares. Shares of each series of FIVIT have no preemptive or conversion rights.

Voting Rights. On each matter submitted to a vote of shareholders of the Trust, each shareholder is entitled to one vote for each whole share and a fractional vote for each fractional share on matters presented at a shareholders’ meeting. All holders of shares of the Trust vote in the aggregate as a single series and class except with respect to any matter that affects only one or more series or class of a series, in which case only the holders of shares of the series or class of a series affected shall be entitled to vote.

On each matter submitted to a vote of shareholders of the Ibbotson Portfolios, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. On any matter submitted to a vote of shareholders of FIVIT, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the Board determines that the matter affects one or more series or classes of a series.

Shareholder Meetings. As a series of a Massachusetts business trust, the Phoenix Dynamic Asset Allocation Series are not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory contract. Meetings of shareholders of the Trust may be called by the Board and must be called by the Board upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

As a series of a Delaware statutory trust, the Ibbotson Portfolios are not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory contract. Meetings of shareholders of FIVIT may be called by the Board and must be called by the Board upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Shareholder Liability. Currently, shareholders of the Trust as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of the Trust. However, the current Declaration of Trust of the Trust contains an express disclaimer of shareholder liability and permits notice of such disclaimer to be given in each agreement entered into or executed by the Trust or the Trustees or officers of the Trust, as applicable. The current Declaration of Trust also provides for shareholder indemnification out of the assets of the Trust.

FIVIT’s declaration of trust disclaims shareholder liability for the debts, liabilities, obligations and expenses of the Trust or FIVIT or any of their respective series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the Ibbotson Portfolios.

Director/Trustee and Officer Liability. As of October 14, 2009, the Trust entered into indemnification agreements with the current members of the Board of Trustees (and retired members) against all liabilities and expenses incurred by reason of being a trustee, except that the Trust does not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

FIVIT indemnifies its trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that FIVIT does not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

The foregoing is a very general summary of certain provisions of the trust instruments, by-laws and state law governing the Portfolios. It is qualified in its entirety by reference to the respective trust instruments and by-laws.

INFORMATION ABOUT THE PROPOSED REORGANIZATIONS

General. The shareholders of the Phoenix Dynamic Asset Allocation Series are being asked to approve Reorganizations of the Phoenix Dynamic Asset Allocation Series into the corresponding Ibbotson Portfolios pursuant to the Plans, the form of which is attached to this Prospectus/Proxy Statement as Appendix 1.

The Reorganizations are structured as a transfer of all the assets of each Phoenix Dynamic Asset Allocation Series to the corresponding Ibbotson Portfolio in exchange for the assumption by the Ibbotson Portfolios of all the liabilities of the corresponding Phoenix Dynamic Asset Allocation Series and for the issuance and delivery to the Phoenix Dynamic Asset Allocation Series of Reorganization Shares equal in value to the aggregate net asset value of each Phoenix Dynamic Asset Allocation Series.

After receipt of the Reorganization Shares, each Phoenix Dynamic Asset Allocation Series will distribute the Reorganization Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of the Phoenix Dynamic Asset Allocation Series, and the legal existence of each Phoenix Dynamic Asset Allocation Series as a series of The Phoenix Series Edge Fund will be terminated. Each shareholder of the Phoenix Dynamic Asset Allocation Series will receive the number of full and fractional shares of the corresponding Ibbotson Portfolios, equal in value as of the Valuation Date (as defined in the Agreement) to the total value of their Phoenix Dynamic Asset Allocation Series shares held by that shareholder immediately prior to the Reorganization. Such shares will be held in an account with each Ibbotson Portfolio identical in all material respects to the account currently maintained by the Phoenix Dynamic Asset Allocation Series.

The Board of Trustees of the Trust has voted to approve the Plans and the proposed Reorganizations and to recommend that shareholders also approve the Plans and the transactions they contemplate. The actions contemplated by each Plan and the related matters described therein will be consummated only if approved by the affirmative vote of a majority of the outstanding shares of the applicable Phoenix Dynamic Asset Allocation Series entitled to vote, cast in person or by proxy at the Special Meeting.

Reasons for the Reorganizations. The Phoenix Edge Series Fund Board considered the proposed Reorganizations of the Phoenix Dynamic Asset Allocation Series into the corresponding Ibbotson Portfolios at the request of the Phoenix Dynamic Asset Allocation Series’ investment adviser, PVA. The Phoenix Edge Series Fund Board considered the Reorganizations during special meetings on July 1, 2010, and July 26, 2010, at which representatives of PVA and ALPS Advisors attended and provided information to the Board regarding the Reorganizations. They determined that the Reorganizations were in the best interests of the Phoenix Dynamic Asset Allocation Series and their shareholders, and that the interests of existing shareholders of the Phoenix Dynamic Asset Allocation Series will not be diluted as a result of the transactions contemplated by the Reorganizations.

Before approving each Plan, the Trustees evaluated extensive information provided by the management of the Phoenix Dynamic Asset Allocation Series and ALPS Advisors and reviewed various factors about the Phoenix Dynamic Asset Allocation Series and the proposed Reorganizations. The Trustees noted that the Phoenix Dynamic Asset Allocation Series have substantially similar investment objectives and strategies as the Ibbotson Portfolios. They further noted that Ibbotson Portfolios for the one-year period ended December 31, 2009 and for the period from the fund inception date of April 30, 2007 until December 31, 2009 exceeded that of the Phoenix Dynamic Asset Allocation Series, except for the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class II which underperformed Phoenix Dynamic Asset Allocation Series: Aggressive Growth by .21% for the one year period ended December 31, 2009 and the Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class II which underperformed the Phoenix Dynamic Asset Allocation Series: Moderate by .06% for the period from the fund inception date of April 30, 2007 until December 31, 2009. In addition, it is expected that total annual series operating expenses on a pro-forma basis for the combined Series will be lower than Phoenix Dynamic Asset Allocation Series’ current total annual series operating expenses. The Trustees took into account the lower total annual series operating expenses for the Ibbotson Portfolios, after contractual expense waivers or reimbursements. The Trustees noted that the current contractual expense waivers or reimbursements for the Ibbotson Portfolios apply through April 30, 2011 and moreover, effective from and after the Reorganizations through April 29, 2012, ALPS Advisors has agreed to recommend to the Board of Trustees of FIVIT to limit the expenses of each Ibbotson Portfolio to an amount that is no greater than the median expense level for each Ibbotson Portfolio’s applicable

Expense Group category by Lipper, Inc. as of the fiscal year ended December 31, 2008, including after taking Underlying Fund Expenses into account. The Trustees were advised that the net annual operating expenses for the Ibbotson Portfolios after the Reorganizations may be less than net annual operating expenses for the Phoenix Dynamic Asset Allocation Series before the Reorganizations. The Trustees considered the relative asset size of each Series, including the benefits of creating an entity with a higher combined level of assets.

In addition, the Trustees considered, among other things:

•	the terms and conditions of each Reorganization;

•	the fact that the Reorganizations would not result in the dilution of shareholders’ interests;

•	the effect of the Reorganizations on the Contract owners and the value of their Contracts;

•	the fact that PVA or ALPS Advisors or one of their affiliates will bear the expenses related to proxy solicitation and legal or accounting services incurred in connection with the Reorganizations;

•	the fact that Ibbotson is the subadviser to both the Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios;

•

the benefits to shareholders, including from operating efficiencies, which may be achieved from participating in the restructuring of the investment portfolios to be offered in connection with each Phoenix affiliated Insurance Company’s insurance and annuity products and other unaffiliated insurance companies;

•	the fact that the Ibbotson Portfolios will assume all of the liabilities of the Phoenix Dynamic Asset Allocation Series;

•	the fact that each Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•

alternatives available to shareholders of the Phoenix Dynamic Asset Allocation Series, including the ability to instruct the Phoenix affiliated Insurance Companies to move their investment into other investment options under their Contracts.

During their consideration of the Reorganizations, the Trustees of the Trust consulted with counsel to the Disinterested Trustees, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganizations would be in the best interests of the Phoenix Dynamic Asset Allocation Series and their shareholders. Consequently, they approved the Plans and directed that the Plans be submitted to shareholders of the Trust for approval.

Agreements and Plans of Reorganization. Each proposed Reorganization will be governed by the applicable Plan, the form of which is attached as Appendix 1. Each Plan provides that the Phoenix Dynamic Asset Allocation Series will transfer all of its assets to the corresponding Ibbotson Portfolio solely in exchange for the issuance of full and fractional Reorganization Shares and the assumption of all the Phoenix Dynamic Asset Allocation Series’ liabilities. The Reorganization Shares will be issued on or about November 19, 2010 or such other date as may be agreed upon by the parties (the “Closing Date”). The following discussion of the Plan is qualified in its entirety by the full text of the Plan.

Each Phoenix Dynamic Asset Allocation Series will transfer all of its assets to the corresponding Ibbotson Portfolio, and in exchange, the Ibbotson Portfolio will assume all liabilities of the Phoenix Dynamic Asset Allocation Series and deliver to the Phoenix Dynamic Asset Allocation Series the number of full and fractional shares of the appropriate class of the Ibbotson Portfolio having an aggregate net asset value equal to the net asset value of the shares of the corresponding Phoenix Dynamic Asset Allocation Series. On or as soon after the Closing Date as is possible, each Phoenix Dynamic Asset Allocation Series will distribute in complete liquidation of the Phoenix Dynamic Asset Allocation Series, pro rata to its shareholders of record, all of the Reorganization Shares received by the Phoenix Dynamic Asset Allocation Series. This distribution will be accomplished by the transfer of Reorganization Shares credited to the account of the Phoenix Dynamic Asset Allocation Series on the books of the corresponding Ibbotson Portfolio to open accounts on the share records of the Ibbotson Portfolio in the name of Phoenix Portfolio’s shareholders, and representing the respective pro rata number of Reorganization Shares of the applicable class due such shareholders. All issued and outstanding shares of the Phoenix Dynamic Asset Allocation Series will simultaneously be canceled on the books of the Phoenix Dynamic Asset Allocation Series. As a result of the proposed transactions, each Phoenix Dynamic Asset Allocation Series shareholder will receive a number of Reorganization Shares of the applicable class equal in value as of the Valuation Date to the value of the corresponding class of the corresponding Phoenix Dynamic Asset Allocation Series shares previously held by such shareholder.

The consummation of each Reorganization is subject to the terms and conditions and the representations and warranties set forth in each Plan. One or more Plans may be terminated by mutual agreement of the Trust on behalf of the Phoenix Dynamic Asset Allocation Series and FIVIT on behalf of the Ibbotson Portfolios. In addition, either the Trust or FIVIT may at its option terminate the Plan at or before the Closing Date: (i) if the Closing shall not have occurred on or before February 1, 2011, unless such date is extended by mutual agreement of the parties; or (ii) by either party if the other party shall have materially breached its obligations under the Plan or made a material and intentional misrepresentation in connection therewith.

If the shareholders do not approve each Reorganization, the Reorganizations will not take effect and the Board of Trustees of the Trust will consider other courses of action in the best interests of the Phoenix Dynamic Asset Allocation Series and their shareholders. Whether or not the Reorganizations are completed, the Phoenix Dynamic Asset Allocation Series will pay no proxy solicitation, legal, accounting or other direct expenses associated with their participation in the Reorganizations.

Description of the Reorganization Shares. Reorganization Shares will be issued to the Phoenix Dynamic Asset Allocation Series’ shareholders in accordance with the Plans as described above. The Reorganization Shares will be Class II shares of the Ibbotson Portfolios. Class II Reorganization Shares have similar characteristics as the corresponding shares of the Phoenix Dynamic Asset Allocation Series. For more information on the characteristics of each class of the Reorganization Shares, please see the applicable prospectus, a copy of which is included with this Prospectus/Proxy Statement.

Certain U.S. Federal Income Tax Consequences. It is a condition to each Portfolio’s obligation to consummate the Reorganization that the Portfolios receive a tax opinion from Davis Graham & Stubbs LLP (which opinion will be based on certain factual representations and certain customary assumptions), substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for U.S. federal income tax purposes:

(a)	The transfer of all the assets of each Phoenix Dynamic Asset Allocation Series to the corresponding Ibbotson Portfolio in exchange solely for Reorganization Shares and the assumption by the Ibbotson Portfolio of all the liabilities of the Phoenix Dynamic Asset Allocation Series followed by the pro rata distribution by the Phoenix Dynamic Asset Allocation Series of all the Reorganization Shares to the Phoenix Dynamic Asset Allocation Series shareholders in complete liquidation of the Phoenix Dynamic Asset Allocation Series will constitute a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code and each Series will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to each Reorganization.

(b)	No gain or loss will be recognized by each Ibbotson Portfolio upon the receipt of all the assets of the corresponding Phoenix Dynamic Asset Allocation Series solely in exchange for Reorganization Shares and the assumption by the corresponding Ibbotson Portfolio of all the liabilities of the Phoenix Dynamic Asset Allocation Series.

(c)	No gain or loss will be recognized by each Phoenix Dynamic Asset Allocation Series upon the transfer of all its assets to the corresponding Ibbotson Portfolio solely in exchange for Reorganization Shares and the assumption by the Ibbotson Portfolio of all the liabilities of the Phoenix Dynamic Asset Allocation Series or upon the distribution (whether actual or constructive) of such Reorganization Shares to the Phoenix Portfolio’s shareholders solely in exchange for such shareholders’ shares of the Phoenix Dynamic Asset Allocation Series in complete liquidation of the Phoenix Dynamic Asset Allocation Series.

(d)	No gain or loss will be recognized by each Phoenix Dynamic Asset Allocation Series’ shareholders upon the exchange of their Phoenix Dynamic Asset Allocation Series shares solely for Reorganization Shares in a Reorganization.

(e)	The aggregate basis of the Reorganization Shares received by each Phoenix Dynamic Asset Allocation Series shareholder pursuant to a Reorganization will be the same as the aggregate basis of the Phoenix Dynamic Asset Allocation Series shares exchanged therefor by such shareholder. The holding period of the Reorganization Shares received by each Phoenix Dynamic Asset Allocation Series shareholder will include the period during which the Phoenix Dynamic Asset Allocation Series shares exchanged therefor were held by such shareholder, provided such Phoenix Dynamic Asset Allocation Series shares are held as capital assets at the time of the Reorganization.

(f)	The basis of each Phoenix Dynamic Asset Allocation Portfolio’s assets transferred to the corresponding Ibbotson Portfolio will be the same as the basis of such assets to the Phoenix Dynamic Asset Allocation Series immediately before the Reorganization. The holding period of the assets of the Phoenix Dynamic Asset Allocation Series in the hands of the corresponding Ibbotson Portfolio will include the period during which those assets were held by the Phoenix Dynamic Asset Allocation Series.

(g)	The taxable year of the Phoenix Dynamic Asset Allocation Series will end as a result of the Reorganization. Prior to the Closing Date, the Phoenix Dynamic Asset Allocation Portfolios will declare distributions to their respective shareholders, which together with all previous distributions, will have the effect of distribution to the respective shareholders of the Phoenix Dynamic Asset Allocation Portfolios of all of such Phoenix Dynamic Asset Allocation Portfolio’s estimated investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, if any, through the Closing Date, including those realized on the disposition of any portfolio securities in connection with the Reorganization. Any such distributions will be taxable to each Phoenix Dynamic Asset Allocation Series’ shareholders.

Notwithstanding the above, no opinion will be expressed as to (1) the effect of the Reorganizations on the Phoenix Dynamic Asset Allocation Series or the Ibbotson Portfolios with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code; (2) any other U.S. federal tax issues (except those set forth above); or (3) all state, local or foreign tax issues of any kind. In particular, no opinion will be expressed with respect to the taxable year of any Phoenix Dynamic Asset Allocation Series shareholder.

The Phoenix Dynamic Asset Allocation Series and the Ibbotson portfolios intend to comply with the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder so that owners of these Portfolios should not be subject to U.S. federal income tax on the distribution of dividends and income from the Portfolios to the insurance company’s separate accounts.

In addition, as of December 31, 2009, the Phoenix Dynamic Asset Allocation Series: Aggressive Growth had capital loss carryforwards of $6,847,100 scheduled to expire in 2017, the Phoenix Dynamic Asset Allocation Series: Growth had capital loss carryforwards of $9,958,900 scheduled to expire in 2017, the Phoenix Dynamic Asset Allocation Series: Moderate Growth had capital loss carryforwards of $5,204,900 scheduled to expire in 2017, and the Phoenix Dynamic Asset Allocation Series: Moderate had capital loss carryforwards of $2,224,700 scheduled to expire in 2017. The amount of each Phoenix Dynamic Asset Allocation Series’ capital loss carryforwards as of the date of these Reorganizations may differ substantially from these amounts. The amount of each Phoenix

Dynamic Asset Allocation Series’ losses calculated as of the date of these Reorganizations available to offset that Phoenix Dynamic Asset Allocation Series’ capital gains in any given year will be limited due to these Reorganizations.

U.S. federal income tax law permits a regulated investment company to carry forward net operating losses for a period of up to eight taxable years. These Reorganizations will cause the tax years for the Phoenix Dynamic Asset Allocation Series to close, resulting in an earlier expiration of the respective net capital loss carryforwards than would otherwise occur. In addition, the Reorganizations are expected to result in a limitation on the ability of the Phoenix Dynamic Asset Allocation Series to use the capital loss carryforwards of the Series. This limitation, imposed by Section 382 of the Code, is imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limitation. The limitation under Section 382 of the Code will apply to loss carryforwards of the Phoenix Dynamic Asset Allocation Series since their shareholders will hold less than 50% of the outstanding shares of the related Ibbotson Portfolios immediately following the Reorganizations. The Section 382 limitation as to the Phoenix Dynamic Asset Allocation Series generally will equal the product of the net asset value of the respective Series immediately prior to the Reorganizations and the “long-term tax-exempt rate,” published by the Internal Revenue Service (“IRS”), in effect at such time. If the amount of the limitation exceeds the respective Phoenix Dynamic Asset Allocation Series’ capital gains in any post-Reorganization year, the excess amount carries forward and may be added to the limitation in the next year, subject to the overall eight year limitation. As of September 2010, the applicable long-term tax-exempt rate is 3.99%. However, no assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Reorganizations.

No tax ruling has been or will be received from the IRS in connection with the Reorganizations. An opinion of counsel is not binding on the IRS or a court and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganizations, including the applicability and effect of U.S. federal, state, local, non-U.S. or other tax laws. For information concerning the federal income tax consequences to purchasers of variable insurance contracts or participants in qualified plans, please see the variable contract prospectus or qualified plan disclosure documents which describe the particular separate account, contract or plan.

Capitalization. The following table shows, as of June 30, 2010, the capitalization of the Phoenix Dynamic Asset Allocation Series and the pro forma combined capitalization of the Ibbotson Portfolios, giving effect to the proposed Reorganization as of that date:

	Phoenix Dynamic Asset Allocation Series: Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class II (pro forma)
Net Assets	$36,079,524	$29,443,304	$65,482,649 (a)
Net Asset Value Per Share	$9.64	$9.74	$9.74
Shares Outstanding	3,742,370	3,023,980	$6,723,065 (b)

(a)	Includes pro forma adjustment for transaction costs of $40,179 associated with the selling of securities to align the target fund investments with the investment restrictions of the acquiring fund.

(b)	Reflects change in shares outstanding due to the exchange of shares of Phoenix Dynamic Asset Allocation Series: Moderate for shares of Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class II based on the net asset value for Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class II shares at June 30, 2010.

	Phoenix Dynamic Asset Allocation Series: Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio: Class II	Ibbotson Balanced ETF Asset Allocation Portfolio: Class II (pro forma)
Net Assets	$30,217,083	$63,098,134	$93,256,396 (a)
Net Asset Value Per Share	$8.98	$8.95	$8.95
Shares Outstanding	3,365,026	7,053,913	$10,419,709 (b)

(a)	Includes pro forma adjustment for transaction costs of $58,822 associated with the selling of securities to align the target fund investments with the investment restrictions of the acquiring fund.

(b)	Reflects change in shares outstanding due to the exchange of shares of Phoenix Dynamic Asset Allocation Series: Moderate Growth for shares of Ibbotson Balanced ETF Asset Allocation Portfolio: Class II based on the net asset value for Ibbotson Balanced ETF Asset Allocation Portfolio: Class II shares at June 30, 2010.

	Phoenix Dynamic Asset Allocation Series: Growth	Ibbotson Growth ETF Asset Allocation Portfolio: Class II	Ibbotson Growth ETF Asset Allocation Portfolio: Class II (pro forma)
Net Assets	$32,219,920	$52,385,021	$84,546,154 (a)
Net Asset Value Per Share	$8.70	$8.15	$8.15
Shares Outstanding	3,703,920	6,429,163	$10,373,761 (b)

(a)	Includes pro forma adjustment for transaction costs of $58,787 associated with the selling of securities to align the target fund investments with the investment restrictions of the acquiring fund.

(b)	Reflects change in shares outstanding due to the exchange of shares of Phoenix Dynamic Asset Allocation Series: Growth for shares of Ibbotson Growth ETF Asset Allocation Portfolio: Class II based on the net asset value for Ibbotson Growth ETF Asset Allocation Portfolio: Class II shares at June 30, 2010.

	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class II	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class II (pro forma)
Net Assets	$18,817,020	$6,210,525	$25,009,955 (a)
Net Asset Value Per Share	$8.34	$7.63	$7.63
Shares Outstanding	2,256,729	813,763	$3,277,845 (b)

(a)	Includes pro forma adjustment for transaction costs of $17,590 associated with the selling of securities to align the target fund investments with the investment restrictions of the acquiring fund.

(b)	Reflects change in shares outstanding due to the exchange of shares of Phoenix Dynamic Asset Allocation Series: Aggressive Growth for shares of Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class II based on the net asset value for Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class II shares at June 30, 2010.

INFORMATION ABOUT VOTING AND THE SPECIAL MEETING

General. The cost of preparing, printing and mailing this Prospectus/Proxy Statement and the accompanying voting instruction form and all other costs incurred in connection with the solicitation of proxies will be paid by PVA and ALPS Advisors, or their affiliates. Voting instructions will be solicited primarily by mail by certain officers and representatives of the Trust, officers, employees or agents of PVA, and certain financial service firms and their representatives, who will receive no extra compensation for their services. Solicitations may also be made by telephone, facsimile, e-mail or in person. Broadridge Financial Solutions, Inc. has been retained as proxy tabulator.

As of September 20, 2010 (the “Record Date”), each of the Phoenix Dynamic Asset Allocation Series had the following shares outstanding:

Phoenix Dynamic Asset Allocation Series	Number of Shares

Aggressive Growth	2,201,157
Growth	3,555,423
Moderate Growth	3,424,562
Moderate	3,805,943

Only shareholders of record on the Record Date will be entitled to notice of and to vote at the Special Meeting.

Proposals of Shareholders

The Trust is generally not required to hold annual meetings of shareholders and the Trust generally does not hold a meeting of shareholders in any year, unless certain specified shareholder actions, such as the election of directors or the approval of a new advisory agreement, are required to be taken under state law or the 1940 Act. By observing this policy, the Trust seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholders’ meetings, as well as the related expenditure of staff time.

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a series of the Trust hereafter called should send the proposal to the Secretary of the Trust at The Phoenix Edge Series Fund’s principal offices within a reasonable time before the tabulation of proxies for such meeting occurs. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholders’ meeting, it must be a proper matter for consideration under Massachusetts General Laws.

Other Matters to Come Before the Special Meeting

The Board is not aware of any matters that will be presented at the Special Meeting other than that set forth in this Prospectus/Proxy Statement. Should any other matters requiring a vote of shareholders arise, the proxy will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their judgment.

Quorum

In order to transact business at the Special Meeting, a “quorum” must be present. Under the Trust’s Declaration of Trust, as amended, a quorum is constituted by the presence, in person or by proxy, at the Special Meeting of a majority of the outstanding shares of the Phoenix Dynamic Asset Allocation Series entitled to vote at the Special Meeting. If the necessary quorum to transact business, or the vote required to approve the proposal, is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment would require the affirmative vote of a majority of the shares of the Phoenix Dynamic Asset Allocation Series represented at the Special Meeting to be adjourned. The persons named as proxies will vote those proxies that they are entitled to vote “FOR” the proposal in favor of such an adjournment and will vote those proxies required to be voted “AGAINST” the proposal against such adjournment. There are not expected to be any broker “non-votes.”

Interests in Contracts for which no timely voting instructions are received will be voted, or the Insurance Company will abstain from voting, in the same proportion as the Insurance Company votes shares for which it has received voting instructions from other Contract owners (see “Voting” below). Neither the SEC nor the Insurance Companies require any specific minimum percentage of Contract owners to vote in order for an Insurance Company to echo vote the remaining unvoted votes. As a consequence, the presence at the Special Meeting of each of the participating Insurance Companies will be sufficient to constitute a quorum.

Voting

Approval of each Reorganization will require the affirmative vote of a majority of the outstanding shares of the Phoenix Dynamic Asset Allocation Series entitled to vote, cast in person or by proxy at the Special Meeting.

Whether you expect to be personally present at the Special Meeting or not, we encourage you to vote by proxy. You can do this by completing, dating, signing and returning the accompanying voting instruction form using the enclosed postage-paid envelope or by voting via the Internet or telephone, as described below. You may also vote in person at the Special Meeting. Even if you intend to vote your shares in person at the Special Meeting, you are urged to complete and return the enclosed voting instruction form or to vote via the Internet or telephone. Voting before the Special Meeting will not prevent you from voting at the Special Meeting if you desire to do so, as your vote by proxy is revocable at your option. If you vote via the Internet or telephone, you do not need to mail your voting instruction form.

If you choose to vote by using the instruction form, your shares will be voted as you instruct. If no choice is indicated, your shares will be voted “FOR” the Reorganization proposal and in accordance with the best judgment of the persons named as proxies on such other matters that may properly come before the Special Meeting.

Contract owners may provide instructions over the Internet or by telephone by following the instructions in the enclosed materials. They will be prompted to enter the control number on the enclosed voting instruction form. Follow the instructions on the screen, using the form as a guide. The voting procedures used in connection with Internet or telephone voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

For the Reorganization proposals, to the extent not designated, the shares will be voted “FOR” approval of the Reorganization. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of the Trust, (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the Special Meeting or (iii) by attending the Special Meeting and voting in person. Merely attending the Special Meeting without voting, however, will not revoke a previously submitted proxy.

Interests in Contracts for which no timely voting instructions are received will be voted, or the Insurance Company will abstain from voting, in the same proportion as the Insurance Company votes shares for which it has received voting instructions from other Contract owners. Neither the SEC nor the Insurance Companies require any specific minimum percentage of Contract owners to vote in order for an Insurance Company to echo vote the remaining unvoted votes. The Insurance Company seeks to obtain a reasonable level of turnout given the particular voting trend. The Insurance Company may use various methods of encouraging Contract owners to vote, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether an item passes or fails.

Share Ownership

As of the Record Date, the officers and trustees of each of the Trust and FIVIT as a group beneficially owned less than 1% of the outstanding shares of any class of each of the Phoenix Dynamic Asset Allocation Series or the Ibbotson Portfolios. As of the Record Date, to the knowledge of the management of FIVIT, Insurance Company separate accounts collectively owned of record 100% of the shares of the Phoenix Dynamic Asset Allocation Series. To the best of the knowledge of the management of FIVIT, as of the Record Date, there were no persons owning variable contracts of record or beneficially, which would entitle them to instruct an insurance company with respect to more than 5% of the shares of any class of either the Phoenix Dynamic Asset Allocation Series or the Ibbotson Portfolios.

The following insurance companies owned of record or beneficially 5% or more of the outstanding shares of any class of the Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios as of the Record Date:

Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class II Shares
Shareholder Name and Address	Address	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the
				Reorganization

Minnesota Life Insurance Company	400 Robert Street North, St. Paul, MN 55101	Record	65.19%	29.14%

Annuity Investors Life Insurance Company	P.O. Box 5423, Cincinnati, OH 45201- 5423	Record	21.34%	9.54%

Ohio National Life Insurance Company	P.O. Box 237, Cincinnati, OH 45201-0237	Record	6.72%	3.01%

Ibbotson Balanced ETF Asset Allocation Portfolio: Class II Shares
Shareholder Name and Address	Address	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the
				Reorganization

Minnesota Life Insurance Company	400 Robert Street North, St. Paul, MN 55101	Record	61.68%	43.04%

Annuity Investors Life Insurance Company	P.O. Box 5423, Cincinnati, OH 45201- 5423	Record	15.55%	10.85%

Ohio National Life Insurance Company	P.O. Box 237, Cincinnati, OH 45201- 0237	Record	9.97%	6.96%

Symetra Life Insurance Company	777 108th Avenue NE, Suite 1200, Bellevue, WA 98004- 5135	Record	7.89%	5.50%

Ibbotson Growth ETF Asset Allocation Portfolio: Class II Shares
Shareholder Name and Address	Address	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the
				Reorganization

Minnesota Life Insurance Company	400 Robert Street North, St. Paul, MN 55101	Record	50.20%	31.40%

Annuity Investors Life Insurance Company	P.O. Box 5423, Cincinnati, OH 45201- 5423	Record	33.85%	21.17%

Ohio National Life Insurance Company	P.O. Box 237, Cincinnati, OH 45201- 0237	Record	9.36%	5.85%

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class II Shares
Shareholder Name and Address	Address	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the
				Reorganization

Minnesota Life Insurance Company	400 Robert Street North, St. Paul, MN 55101	Record	37.16%	9.22%

Ohio National Life Insurance Company	P.O. Box 237, Cincinnati, OH 45201- 0237	Record	34.04%	8.44%

Symetra Life Insurance Company	777 108th Avenue NE, Suite 1200, Bellevue, WA 98004- 5135	Record	28.74%	7.13%

Phoenix Dynamic Asset Allocation Series: Moderate
Shareholder Name and Address	Address	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the
				Reorganization

PHL Variable Insurance Company	One American Row, Hartford, CT 06102	Record	77.80%	43.56%

Phoenix Life Insurance Company	One American Row, Hartford, CT 06102	Record	22.20%	12.43%

Phoenix Dynamic Asset Allocation Series: Moderate Growth
Shareholder Name and Address	Address	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the
				Reorganization

PHL Variable Insurance Company	One American Row, Hartford, CT 06102	Record	68.80%	22.65%

Phoenix Life Insurance Company	One American Row, Hartford, CT 06102	Record	31.20%	10.27%

Phoenix Dynamic Asset Allocation Series: Growth

Shareholder Name and Address	Address	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the
				Reorganization

PHL Variable Insurance Company	One American Row, Hartford, CT 06102	Record	65.70%	24.07%

Phoenix Life Insurance Company	One American Row, Hartford, CT 06102	Record	33.80%	12.38%

Phoenix Life and Annuity Company	One American Row, Hartford, CT 06102	Record	0.50%	0.18%

Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Shareholder Name and Address	Address	Type of Ownership	Percentage Owned	Estimated Pro Forma Ownership After the
				Reorganization

PHL Variable Insurance Company	One American Row, Hartford, CT 06102	Record	78.80%	59.25%

Phoenix Life Insurance Company	One American Row, Hartford, CT 06102	Record	21.20%	15.94%

Appendix 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

[Name of Series]

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [    ] day of [            ], 2010, by and between Financial Investors Variable Insurance Trust, a Delaware trust (the “Acquiring Trust”), with its principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203, on behalf of [Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, or Ibbotson Aggressive Growth ETF Asset Allocation Portfolio] (the “Acquiring Fund”), a separate series of the Acquiring Trust, and The Phoenix Edge Series Fund, a Massachusetts business trust (the “Selling Trust”), on behalf of [the Phoenix Dynamic Asset Allocation Series: Moderate, the Phoenix Dynamic Asset Allocation Series: Moderate Growth, the Phoenix Dynamic Asset Allocation Series: Growth, or the Phoenix Dynamic Asset Allocation Series: Aggressive Growth (the “Acquired Fund”), a separate series of the Selling Trust.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting Class II shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund is a separate series of the Selling Trust and the Acquiring Fund is a separate series of the Acquiring Trust, each of which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Acquiring Trust, including a majority of the Trustees who are not “interested persons” of the Acquiring Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Selling Trust, including a majority of the Trustees who are not “interested persons” of the Selling Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1    Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2    The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3    The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record, if necessary, one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date and for any prior period to the extent not otherwise already distributed.

1.4    Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely dissolve and liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund shares in connection with such transfer.

1.5    Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6    Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Selling Trust.

2.	VALUATION

2.1    The value of the Assets shall be the value computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date and after the declaration and payment of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established for the Acquired Fund by the Selling Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2    The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established for the Acquiring Fund by the Acquiring Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3    The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4    All computations of value hereunder shall be made in accordance with the regular practice of the Acquired Fund or the Acquiring Fund, as the case may be, and the requirements of the 1940 Act, and shall be subject to confirmation by the Board of Trustees of the Selling Trust or the Acquiring Trust, as the case may be.

3.	CLOSING AND CLOSING DATE

3.1    The Closing Date shall be [            ], 201[    ], or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the offices of Sutherland Asbill & Brennan LLP, at 1275 Pennsylvania Ave. N.W., Washington, DC, or at such other time and/or place as the parties may agree.

3.2    The Selling Trust shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date. The Selling Trust on behalf of the Acquired Fund shall have delivered to the Acquiring Trust a certificate executed in the Selling Trust’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Trust, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3    The Selling Trust shall direct BNY Mellon Global Investment Servicing (U.S.) Inc. in its capacity as transfer agent for the Selling Trust (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Trust on behalf of the Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Trust, or provide evidence satisfactory to the Selling Trust that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated herein.

3.4    In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1    The Selling Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a)    The Acquired Fund is duly organized as a series of the Selling Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Selling Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b)    The Selling Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)    The May 1, 2010 prospectus and statement of additional information of the Acquired Fund conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder;

(e)    On the Closing Date, the Selling Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)    The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Selling Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)    All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)    Except as otherwise disclosed in writing to and accepted by the Acquiring Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Selling Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the Acquired Fund’s ability to carry out the transactions contemplated by this Agreement. The Selling Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)    The unaudited financial statements, Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2010 and the audited financial statements of the Acquired Fund at December 31, 2009, are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)    Since the date of the financial statements referred to in subsection (i) above, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Trust on behalf of the Acquiring Fund, and there are no known contingent liabilities of the Acquired Fund since that date. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund shall not constitute a material adverse change;

(k)    On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)    For each taxable year of its operations, the Acquired Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the current taxable year), as a “regulated investment company” under the Code (a “RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Acquired Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a RIC under the Code.

(m)    All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Selling Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)    The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

(p)    At the time of the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to this Agreement, and full right, power, and authority to sell, assign, transfer and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto.

4.2    The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)    The Acquiring Fund is duly organized as a series of the Acquiring Trust, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquiring Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b)    The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)    The April 30, 2010 prospectus and statement of additional information of the Acquiring Fund conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder;

(e)    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)    Except as otherwise disclosed in writing to and accepted by the Selling Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business, or the Acquired Fund’s ability to carry out the transactions contemplated by this Agreement. The Acquiring Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g)    On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h)    The unaudited financial statements, Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at June 30, 2010 and the audited financial statements of the Acquiring Fund at December 31, 2009 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund required to be disclosed on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)    Since the date of the financial statements referred to in subsection (h) above, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Trust on behalf of the Acquired Fund, and there are no known contingent liabilities of the Acquiring Fund since that date. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j)    On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)    For each taxable year of its operations, the Acquiring Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the current taxable year), as a RIC, (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Acquiring Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC under the Code;

(l)    All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)    The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)    Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)    The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)    The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	COVENANTS OF THE SELLING TRUST ON BEHALF OF THE ACQUIRED FUND

5.1    The Acquired Fund will operate its business in the ordinary course, it being understood that such ordinary course will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions, between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2    If necessary, the Selling Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3    The Selling Trust on behalf of the Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4    The Selling Trust on behalf of the Acquired Fund shall assist the Acquiring Trust in obtaining such information as the Acquiring Trust reasonably requests concerning the holders of the Acquired Fund’s shares.

5.5    Subject to the provisions of this Agreement, the Selling Trust on behalf of the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6    As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7    The Selling Trust on behalf of the Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8    The Selling Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Selling Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the Assets, and to carry out the intent and purpose of this Agreement.

5.9    As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Acquired Fund’s Treasurer, a statement of the earnings and profits of the Acquired Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

6.	COVENANTS OF THE ACQUIRING TRUST ON BEHALF OF THE ACQUIRING FUND

6.1     The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2    Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3    The Acquiring Trust on behalf of the Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4    The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall, prior to such distribution, have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5    The Acquiring Trust on behalf of the Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue the Acquiring Fund’s operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Selling Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Selling Trust’s election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1    All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2    The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3    The Acquiring Trust on behalf of the Acquiring Fund shall have delivered to the Selling Trust a certificate executed in the Acquiring Trust’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Selling Trust, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Selling Trust shall reasonably request.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Trust’s election, to the performance by the Selling Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1    All representations and warranties of the Selling Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2    The Selling Trust on behalf of the Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Selling Trust;

8.3.    The Selling Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Selling Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4    The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date in accordance with paragraph 1.3; and

8.5    The Selling Trust on behalf of the Acquired Fund shall have delivered to the Acquiring Trust a certificate executed in the Selling Trust’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Trust, and dated as of the Closing Date, to the effect that the representations and warranties of the Selling Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Trust shall reasonably request.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Selling Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1    This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the Selling Trust’s Trust Instrument, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Selling Trust, on behalf of the Acquired Fund, nor the Acquiring Trust, on behalf of the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;

9.2    On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Selling Trust and the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

9.4    The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5    The Funds shall have received an opinion of Davis Graham & Stubbs LLP substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a)    The transfer of all the Acquired Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund followed by the pro rata, by class, distribution by the Acquired Fund of all the Acquiring Fund Shares to the Acquired Fund Shareholders in complete liquidation of the Acquiring Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)    No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c)    No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)    No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)    The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the Reorganization.

(f)    The basis of the Acquired Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the taxable year of any Acquired Fund shareholder, or (B) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 9.5.

10.	BROKERAGE FEES AND EXPENSES

10.1    The Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2    The parties hereto acknowledge and agree that (i) their investment advisers will share equally the proxy-related costs and expenses of the Reorganization, including the costs and expenses associated with printing and mailing the Acquiring Trust’s Proxy Statement/Prospectus, as well as the solicitation, tabulation and shareholder meeting costs incurred in connection with obtaining the approvals (provided, however, any such costs in excess of an aggregate of $50,000 shall be borne solely by the Selling Trust’s investment adviser), (ii) the Acquiring Trust’s investment adviser shall be solely responsible for its costs and expenses associated with the Proxy Statement/Prospectus (including without limitation legal and other fees and expenses, but subject in the case of accounting fees and expenses to the provisions of the following subsection (iii)), as well as those associated with an opinion of counsel regarding the tax treatment of the Reorganization, (iii) the parties’ investment advisers will share equally the costs and expenses of Deloitte & Touche LLP incurred in connection with the Reorganization and the Acquiring Trust’s Proxy Statement/Prospectus (provided, however, any such costs in excess of an aggregate of $20,000 shall be borne solely by the Acquiring Trust’s investment adviser).

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1    The Selling Trust and the Acquiring Trust have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2    Except as provided in the next sentence, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before February 1, 2011 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Trust and the Selling Trust, after consultation with their respective counsel and by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Selling Trust and the Acquiring Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by the Selling Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of [                    ], [address].

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1    The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3    This Agreement shall be governed by and construed in accordance with the laws of the State of Colorado without regard to its principles of conflicts of laws.

16.4    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5    It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in the Trust Instrument of the respective party. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in the respective Trust Instruments.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer and attested by its Secretary or Assistant Secretary, all as of the date first written above.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST, on behalf of its series [ ]

By:
By:
Title:

THE PHOENIX EDGE SERIES FUND, on behalf of its series [ ]

By:
By:
Title:

STATEMENT OF ADDITIONAL INFORMATION

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Ibbotson Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Ibbotson Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

Relating to the Acquisition of the Assets and Liabilities of

Phoenix Dynamic Asset Allocation Series: Moderate

Phoenix Dynamic Asset Allocation Series: Moderate Growth

Phoenix Dynamic Asset Allocation Series: Growth

Phoenix Dynamic Asset Allocation Series: Aggressive Growth

155 Federal Street

Boston, Massachusetts 02110

(800) 541-0171

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated October 4, 2010, for use in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the Phoenix Dynamic Asset Allocation Series: Moderate, Phoenix Dynamic Asset Allocation Series: Moderate Growth, Phoenix Dynamic Asset Allocation Series: Growth and Phoenix Dynamic Asset Allocation Series: Aggressive Growth (the “Phoenix Dynamic Asset Allocation Series”), to be held on November 12, 2010. At the Special Meeting, shareholders of each of the Phoenix Dynamic Asset Allocation Series will be asked to approve the Reorganization of each Phoenix Dynamic Asset Allocation Series into the corresponding Ibbotson Portfolio, as follows: Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, respectively (the “Ibbotson Portfolios”), each an existing series of Financial Investors Variable Insurance Trust, as described in the Prospectus/Proxy Statement. Copies of the Prospectus/Proxy Statement may be obtained at no charge by writing to The Phoenix Edge Series Fund at the address shown above or by calling (800) 541-0171.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Further information about the Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios is contained in their Statements of Additional Information dated May 1, 2010 and April 30, 2010, respectively, as supplemented from time to time, which are incorporated herein by reference only insofar as they relate to such Portfolios. No other parts are incorporated by reference herein.

The audited financial statements, financial highlights and related independent registered public accounting firm’s reports for the Phoenix Dynamic Asset Allocation Series and the Ibbotson Portfolios are contained in their respective Annual Reports for the fiscal year ended December 31, 2009 and Semi-Annual Reports for the six-months ended June 30, 2010, which are incorporated herein by reference only insofar as they relate to the Phoenix Dynamic Asset Allocation Series or the Ibbotson Portfolios, as applicable. No other parts of the Annual Reports and Semi-Annual Reports are incorporated by reference herein. Unaudited pro forma financial statements relating to the Ibbotson Portfolios for the period ended June 30, 2010, are attached hereto.

The date of this Statement of Additional Information is October 4, 2010.

Pro Forma Financial Statements

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Pro-Forma

Combined Portfolio of Investments (unaudited)

June 30, 2010

$ Reported in thousands

	Phoenix Dynamic Asset Allocation Series: Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments	Pro Forma Combined Fund	Phoenix Dynamic Asset Allocation Series: Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments	Pro Forma Combined Fund
	Shares	Shares	Shares	Shares	Value	Value	Value	Value

Exchange Traded Funds - 49.5%
Barclays Intermediate Credit Bond Fund	-	14,750	-	14,750	$-	$1,553	$-	$1,553
iShares Barclays TIPS Bond Fund	40,848	34,805	-	75,653	4,367	3,721	-	8,088
iShares MSCI EAFE Index Fund	-	52,785	-	52,785	-	2,455	-	2,455
iShares S&P 500 Index Fund	-	66,813	-	66,813	-	6,913	-	6,913
iShares S&P GSCI Commodity Indexed Trust	38,770	-	(38,770)	-	1,077	-	(1,077)	-
SPDR S&P International Small Cap ETF	44,580	-	(44,580)	-	1,055	-	(1,055)	-
Vanguard Emerging Markets ETF	-	16,111	-	16,111	-	612	-	612
Vanguard Intermediate-Term Bond ETF	35,000	-	(35,000)	-	2,930	-	(2,930)	-
Vanguard Large-Cap ETF	14,788	-	(14,788)	-	693	-	(693)	-
Vanguard Long-Term Bond ETF	22,416	-	(22,416)	-	1,854	-	(1,854)	-
Vanguard Short-Term Bond ETF	58,260	57,444	-	115,704	4,719	4,653		9,372
Vanguard Small-Cap Value ETF	25,278	-	(25,278)	-	1,362	-	(1,362)	-
Vanguard Value ETF	45,655	-	(45,655)	-	2,038	-	(2,038)	-
Vanguard Small-Cap ETF	-	18,945	-	18,945	-	1,072	-	1,072
Vanguard Total Bond Market ETF	-	91,543	-	91,543	-	7,450	-	7,450

Total Exchange Traded Funds (Cost $18,219; $27,467; and $36,048, respectively)					20,095	28,429	(11,009)	37,515

Mutual Funds - 0%
JPMorgan Short Duration Bond Fund	413,575	-	(413,575)	-	4,528	-	(4,528)	-
Phoenix Capital Growth Series	60,127	-	(60,127)	-	696	-	(696)	-
Phoenix Mid-Cap Growth Series	100,323	-	(100,323)	-	1,202	-	(1,202)	-
Phoenix-Aberdeen International Series	194,549	-	(194,549)	-	2,571	-	(2,571)	-
Sentinel Common Stock Fund	150,868	-	(150,868)	-	3,864	-	(3,864)	-
Sentinel Government Securities Fund	165,574	-	(165,574)	-	1,833	-	(1,833)	-

Total Mutual Funds (Cost $13,936. $0, and $0, respectively)					14,694	-	(14,694)	-

Exchange Traded Notes - 1.4%
iPATH Dow Jones-UBS Commodity Index Total Return ETN (1)	-	24,908		24,908	-	938	-	938

Total Exchange Traded Notes (Cost $0; $987; and $987, respectively)					-	938		938

Short-Term Investments - 5.5%

Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.080%)	1,180,511	-		1,180,511	1,181	-	-	1,181
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (seven-day effective yield 0.164%)	-	2,487,645		2,487,645	-	2,487	-	2,487

Total Short-Term Investments (Cost $1,181, $2,488, and $3,669, respectively)					1,181	2,487	-	3,668

Total Investments -56.4% (Cost $33,336; $30,942; and $40,704, respectively)					35,970	31,854	(25,703)	42,121
Other assets and liabilities, net -43.6%(2)					110	(961)	25,663	24,812

Net Assets - 100.0%					$36,080	$30,893	$(40)	$66,933

(1) Non-income producing security

(2)    Investments in the target Fund that do not meet investment restrictions of the acquiring Fund have been adjusted to eliminate the position, with the estimated proceeds, net of estimated transaction costs, shown in other assets and liabilities. Subsequent to the selling of these investments the acquiring Fund will reinvest the proceeds to meet the 80% ETF investment restriction currently prescribed for the acquiring Fund.

Ibbotson Balanced ETF Asset Allocation Portfolio

Pro-Forma

Combined Portfolio of Investments (unaudited)

June 30, 2010

$ Reported in thousands

	Phoenix Dynamic Asset Allocation Series: Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio	Pro Forma Adjustments	Pro Forma Combined Fund	Phoenix Dynamic Asset Allocation Series: Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio	Pro Forma Adjustments	Pro Forma Combined Fund
	Shares	Shares	Shares	Shares	Value	Value	Value	Value

Exchange Traded Funds - 70.3%
Barclays Intermediate Credit Bond Fund	-	25,485	-	25,485	$-	$2,683	$-	$2,683
iShares Barclays TIPS Bond Fund	20,189	50,292	-	70,481	2,158	5,377	-	7,535
iShares MSCI EAFE Index Fund	-	171,316	-	171,316	-	7,968	-	7,968
iShares S&P 500 Index Fund	-	196,085	-	196,085	-	20,287	-	20,287
iShares S&P Developed Ex-U.S. Property Index Fund	22,182	-	(22,182)	-	599	-	(599)	-
iShares S&P Global Infrastructure Index Fund	30,212	-	(30,212)	-	884	-	(884)	-
iShares S&P GSCI Commodity Indexed Trust	44,020	-	(44,020)	-	1,223	-	(1,223)	-
SPDR S&P International Small Cap ETF	50,340	-	(50,340)	-	1,191	-	(1,191)	-
Vanguard Emerging Markets ETF	16,100	69,674	-	85,774	612	2,647	-	3,259
Vanguard Intermediate-Term Bond ETF	24,989	-	(24,989)	-	2,092	-	(2,092)	-
Vanguard Large-Cap ETF	15,597	-	(15,597)	-	731	-	(731)	-
Vanguard Long-Term Bond ETF	9,454	-	(9,454)	-	782	-	(782)	-
Vanguard Short-Term Bond ETF	33,250	74,655	-	107,905	2,693	6,047	-	8,740
Vanguard Small-Cap Value ETF	31,578	-	(31,578)	-	1,702	-	(1,702)	-
Vanguard Value ETF	41,940	-	(41,940)	-	1,872	-	(1,872)	-
Vanguard REIT ETF	-	42,873	-	42,873	-	1,993	-	1,993
Vanguard Small-Cap ETF	-	64,508	-	64,508	-	3,652	-	3,652
Vanguard Total Bond Market ETF	-	156,846	-	156,846	-	12,764	-	12,764

Total Exchange Traded Funds (Cost $15,606; $60,250; and $65,268, respectively)					16,539	63,418	(11,076)	68,881

Mutual Funds - 0%
JPMorgan Short Duration Bond Fund	243,014	-	(243,014)	-	2,661	-	(2,661)	-
Phoenix Capital Growth Series	87,219	-	(87,219)	-	1,010	-	(1,010)	-
Phoenix Mid-Cap Growth Series	121,824	-	(121,824)	-	1,459	-	(1,459)	-
Phoenix-Aberdeen International Series	185,297	-	(185,297)	-	2,449	-	(2,449)	-
Phoenix-Duff & Phelps Real Estate Securities Series	42,358	-	(42,358)	-	895	-	(895)	-
Sentinel Common Stock Fund	131,773	-	(131,773)	-	3,375	-	(3,375)	-
Sentinel Government Securities Fund	112,058	-	(112,058)	-	1,240	-	(1,240)	-

Total Mutual Funds (Cost $11,993, $0, and $0, respectively)					13,089	-	(13,089)	-

Exchange Traded Notes - 2.1%
iPATH Dow Jones-UBS Commodity Index Total Return ETN (1)	-	53,958	-	53,958	-	2,031	-	2,031

Total Exchange Traded Notes (Cost $0; $2,148; and $2,148, respectively)					-	2,031	-	2,031

Short-Term Investments - 3.4%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.080%)	633,759	-	-	633,759	634	-	-	634
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (seven-day effective yield 0.164%)	-	2,721,452	-	2,721,452	-	2,721	-	2,721

Total Short-Term Investments (Cost $634, $2,721 and $3,355, respectively)					634	2,721	-	3,355

Total Investments - 75.8% (Cost $28,233; $65,120; and $70,771, respectively)					30,262	68,170	(24,165)	74,267
Other assets and liabilities, net - 24.2%(2)					(45)	(353)	24,106	23,708

Net Assets - 100.0%					$30,217	$67,817	$(59)	$97,975

(1)	Non-income producing security
(2)	Investments in the target Fund that do not meet investment restrictions of the acquiring Fund have been adjusted to eliminate the position, with the estimated proceeds, net of estimated transaction costs, shown in other assets and liabilities. Subsequent to the selling of these investments the acquiring Fund will reinvest the proceeds to meet the 80% ETF investment restriction currently prescribed for the acquiring Fund.

Ibbotson Growth ETF Asset Allocation Portfolio

Pro-Forma

Combined Portfolio of Investments (unaudited)

June 30, 2010

$ Reported in thousands

	Phoenix Dynamic Asset Allocation Series: Growth	Ibbotson Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments	Pro Forma Combined Fund	Phoenix Dynamic Asset Allocation Series: Growth	Ibbotson Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments	Pro Forma Combined Fund
	Shares	Shares	Shares	Shares	Value	Value	Value	Value

Exchange Traded Funds - 67.3%
iShares Barclays Intermediate Credit Bond Fund	-	19,137	-	19,137	$-	$2,015	$-	$2,015
iShares Barclays TIPS Bond Fund	9,727	18,861	-	28,588	1,040	2,016	-	3,056
iShares MSCI EAFE Index Fund	-	228,677	-	228,677	-	10,636	-	10,636
iShares S&P 500 Index Fund	-	247,833	-	247,833	-	25,641	-	25,641
iShares S&P Developed Ex-U.S. Property Index Fund	23,157	-	(23,157)	-	626	-	(626)	-
iShares S&P Global Infrastructure Index Fund	42,023	-	(42,023)	-	1,229	-	(1,229)	-
iShares S&P GSCI Commodity Indexed Trust	56,510		(56,510)	-	1,571	-	(1,571)	-
SPDR S&P International Small Cap ETF	71,010	-	(71,010)	-	1,680	-	(1,680)	-
Vanguard Emerging Markets ETF	17,460	104,724	-	122,184	663	3,979	-	4,642
Vanguard Intermediate-Term Bond ETF	25,730	-	(25,730)	-	2,154	-	(2,154)	-
Vanguard Large-Cap ETF	16,702	-	(16,702)	-	783	-	(783)	-
Vanguard Short-Term Bond ETF	14,940	41,473	-	56,413	1,210	3,359	-	4,569
Vanguard Small-Cap Value ETF	50,261	-	(50,261)	-	2,709	-	(2,709)	-
Vanguard Value ETF	59,640	-	(59,640)	-	2,662	-	(2,662)	-
Vanguard REIT ETF	-	71,562	-	71,562	-	3,327	-	3,327
Vanguard Small-Cap ETF	-	88,010	-	88,010	-	4,981	-	4,981
Vanguard Total Bond Market ETF	-	99,141	-	99,141	-	8,068	-	8,068

Total Exchange Traded Funds (Cost $15,509; $61,499; and $64,033, respectively)					16,327	64,022	(13,414)	66,935

Mutual Funds - 0%
JPMorgan Short Duration Bond Fund	109,050	-	(109,050)	-	1,194	-	(1,194)	-
Phoenix Capital Growth Series	162,608	-	(162,608)	-	1,884	-	(1,884)	-
Phoenix Mid-Cap Growth Series	132,720	-	(132,720)	-	1,590	-	(1,590)	-
Phoenix Small-Cap Growth Series	102,626	-	(102,626)	-	1,128	-	(1,128)	-
Phoenix-Aberdeen International Series	261,532	-	(261,532)	-	3,456	-	(3,456)	-
Phoenix-Duff & Phelps Real Estate Securities Series	59,961	-	(59,961)	-	1,266	-	(1,266)	-
Sentinel Common Stock Fund	165,972	-	(165,972)	-	4,250	-	(4,250)	-
Sentinel Government Securities Fund	91,569	-	(91,569)	-	1,014	-	(1,014)	-

Total Mutual Funds (Cost $13,929, $0, and $0, respectively)					15,782	-	(15,782)	-

Exchange Traded Notes - 2.8%
iPATH Dow Jones-UBS Commodity Index Total Return ETN (1)	-	72,119	-	72,119	-	2,715	-	2,715

Total Exchange Traded Notes (Cost $0; $2,870; and $2,870, respectively)					-	2,715	-	2,715

Short-Term Investments - 0.5%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.080%)	123,778	-	-	123,778	124	-	-	124
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (seven-day effective yield 0.164%)	-	406,661	-	406,661	-	407	-	407

Total Short-Term Investments (Cost $124, $407, and $531, respectively)					124	407	-	531

Total Investments - 70.6% (Cost $29,562; $64,775; and $67,434, respectively)					32,233	67,144	(29,196)	70,181
Other assets and liabilities, net - 29.4%(2)					(13)	(1,366)	29,137	27,758

Net Assets - 100.0%					$32,220	$65,778	$(59)	$97,939

(1)	Non-income producing security
(2)	Investments in the target Fund that do not meet investment restrictions of the acquiring Fund have been adjusted to eliminate the position, with the estimated proceeds, net of estimated transaction costs, shown in other assets and liabilities. Subsequent to the selling of these investments the acquiring Fund will reinvest the proceeds to meet the 80% ETF investment restriction currently prescribed for the acquiring Fund.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Pro-Forma

Combined Portfolio of Investments (unaudited)

June 30, 2010

$ Reported in thousands

	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments	Pro Forma Combined Fund	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments	Pro Forma Combined Fund
	Shares	Shares	Shares	Shares	Value	Value	Value	Value

Exchange Traded Funds - 35.9%

iShares Barclays Intermediate Credit Bond Fund	-	2,003	-	2,003	$-	$211	$-	$211
iShares MSCI EAFE Index Fund	-	42,601	-	42,601	-	1,981	-	1,981
iShares S&P 500 Index Fund	-	40,391	-	40,391	-	4,179	-	4,179
iShares S&P Developed Ex-U.S. Property Index Fund	20,781	-	(20,781)	-	562	-	(562)	-
iShares S&P Global Infrastructure Index Fund	31,497	-	(31,497)	-	921	-	(921)	-
iShares S&P GSCI Commodity Indexed Trust	40,750	-	(40,750)	-	1,132	-	(1,132)	-
SPDR S&P International Small Cap ETF	47,615	-	(47,615)	-	1,127	-	(1,127)	-
Vanguard Emerging Markets ETF	15,460	19,197	-	34,657	587	729	-	1,316
Vanguard Intermediate-Term Bond ETF	10,858	-	(10,858)	-	909	-	(909)	-
Vanguard Large-Cap ETF	11,563	-	(11,563)	-	542	-	(542)	-
Vanguard Small-Cap Value ETF	31,963	-	(31,963)	-	1,723	-	(1,723)	-
Vanguard Value ETF	36,540	-	(36,540)	-	1,631	-	(1,631)	-
Vanguard REIT ETF	-	13,479	-	13,479	-	627	-	627
Vanguard Small-Cap ETF	-	16,584	-	16,584	-	939	-	939
Vanguard Total Bond Market ETF	-	15,561	-	15,561	-	1,266	-	1,266

Total Exchange Traded Funds (Cost $8,761; $9,439; and $9,934, respectively)					9,134	9,932	(8,547)	10,519

Mutual Funds - 0%
Phoenix Capital Growth Series	94,322	-	(94,322)	-	1,093	-	(1,093)	-
Phoenix Mid-Cap Growth Series	94,578	-	(94,578)	-	1,133	-	(1,133)	-
Phoenix Small-Cap Growth Series	67,217	-	(67,217)	-	739	-	(739)	-
Phoenix-Aberdeen International Series	199,853	-	(199,853)	-	2,641	-	(2,641)	-
Phoenix-Duff & Phelps Real Estate Securities Series	44,553	-	(44,553)	-	941	-	(941)	-
Sentinel Common Stock Fund	104,044	-	(104,044)	-	2,665	-	(2,665)	-
Sentinel Government Securities Fund	35,441	-	(35,441)	-	392	-	(392)	-

Total Mutual Funds (Cost $8,513, $0 and $0, respectively)					9,604	-	(9,604)	-

Exchange Traded Notes - 1.8%
iPATH Dow Jones-UBS Commodity Index Total Return ETN (1)	-	14,139	-	14,139	-	532	-	532

Total Exchange Traded Notes (Cost $0; $563; and $563, respectively)					-	532	-	532

Short-Term Investments - 1.7%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.080%)	100,453	-	-	100,453	100	-	-	100
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (seven-day effective yield 0.164%)	-	388,544	-	388,544	-	389	-	389
Total Short-Term Investments (Cost $100; $389; and $489, respectively)					100	389	-	489

Total Investments - 39.4% (Cost $17,374, $10,390, and $10,986, respectively)					18,838	10,853	(18,151)	11,540
Other assets and liabilities, net - 60.6%(2)					(21)	(356)	18,133	17,756

Net Assets - 100.0%					$18,817	$10,497	$(18)	$29,296

(1)	Non-income producing security
(2)	Investments in the target Fund that do not meet investment restrictions of the acquiring Fund have been adjusted to eliminate the position, with the estimated proceeds, net of estimated transaction costs, shown in other assets and liabilities. Subsequent to the selling of these investments the acquiring Fund will reinvest the proceeds to meet the 80% ETF investment restriction currently prescribed for the acquiring Fund.

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Statement of Assets and Liabilities Pro Forma (unaudited)

As of June 30, 2010

Reported in thousands except shares and per share amounts

		Phoenix Dynamic Asset Allocation Series: Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund*
Assets:
	Investments, at value	$35,970	$31,854	$(25,703	) (1)	$42,121
	Cash	-	-			-
	Receivable for investments sold	-	138	25,663	(1)	25,801
	Receivable for shares sold	170	3			173
	Receivable from advisor	7	-			7
	Interest and dividends receivable	6	-			6
	Other assets	11	4			15

	Total assets	36,164	31,999	(40)		68,123

Liabilities:
	Payable for investments purchased	6	1,073			1,079
	Payable for shares redeemed	31	5			36
	Payable to advisor	-	7			7
	Payable for 12b-1 fees Class II	-	6			6
	Payable for professional fees	17	10			27
	Accrued expenses and other liabilities	30	5			35

	Total liabilities	84	1,106	-		1,190

Net Assets		$36,080	$30,893	$(40)		$66,933

Net Assets Consist of:
	Paid-in capital	$36,442	$29,748			$66,190
	Accumulated net investment income (loss)	48	589			637
	Accumulated net realized gain / (loss)	(3,044)	(356)	(40	) (1)	(3,440)
	Net unrealized appreciation (depreciation)	2,634	912			3,546

Net Assets		$36,080	$30,893	$(40)		$66,933

Investments, at Cost		$33,336	$30,942	$(23,574)		$40,704

Pricing of Shares:	Class I:
	Net Assets	$-	$1,450	-		$1,450
	Shares of beneficial interest outstanding	-	154,404	-		154,404
	Net asset value, offering and redemption price per share	$-	$9.39	-		$9.39

	Class II:
	Net Assets	$36,080	$29,443	$(40)		$65,483
	Shares of beneficial interest outstanding	3,742,370	3,023,980	(43,285	) (2)	6,723,065
	Net asset value, offering and redemption price per share	$9.64	$9.74			$9.74

(1)	Investments in the target Fund that do not meet investment restrictions of the acquiring Fund have been adjusted to eliminate the position, with the estimated proceeds, net of estimated transaction costs, shown in other assets and liabilities. Subsequent to the selling of these investments the acquiring Fund will reinvest the proceeds to meet the 80% ETF investment restriction currently prescribed for the acquiring Fund.
(2)	Reflects change in shares outstanding due to the exchange of shares of Phoenix Dynamic Asset Allocation Series: Moderate for shares of Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class II based on the net asset value for Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class II shares at June 30, 2010.

Ibbotson Balanced ETF Asset Allocation Portfolio

Statement of Assets and Liabilities Pro Forma (unaudited)

As of June 30, 2010

Reported in thousands except shares and per share amounts

		Phoenix Dynamic Asset Allocation Series: Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
	Investments, at value	$30,262	$68,170	$(24,165	) (1)	$74,267
	Cash	-	-			-
	Receivable for investments sold	-	792	24,106	(1)	24,898
	Receivable for shares sold	-	1,084			1,084
	Receivable from advisor	8	-			8
	Interest and dividends receivable	4	-			4
	Other assets	10	8			18

	Total assets	30,284	70,054	(59)		100,279

Liabilities:
	Payable for investments purchased	4	2,170			2,174
	Payable for shares redeemed	-	17			17
	Payable to advisor	-	18			18
	Payable to custodian	20	-			20
	Payable for 12b-1 fees Class II	-	12			12
	Payable for professional fees	16	10			26
	Accrued expenses and other liabilities	27	10			37

	Total liabilities	67	2,237	-		2,304

Net Assets		$30,217	$67,817	$(59)		$97,975

Net Assets Consist of:
	Paid-in capital	$34,191	$65,814			$100,005
	Accumulated net investment income (loss)	40	1,276			1,316
	Accumulated net realized gain / (loss)	(6,043)	(2,323)	(59	) (1)	(8,425)
	Net unrealized appreciation (depreciation)	2,029	3,050			5,079

Net Assets		$30,217	$67,817	$(59)		$97,975

Investments, at Cost		$28,233	$65,120	$(22,582)		$70,771

Pricing of Shares:
	Class I:
	Net Assets	$-	$4,719			$4,719
	Shares of beneficial interest outstanding	-	562,339			562,339
	Net asset value, offering and redemption price per share	$-	$8.87			$8.87

	Class II:
	Net Assets	$30,217	$63,098	$(59)		$93,256
	Shares of beneficial interest outstanding	3,365,026	7,053,913	770	(2)	10,419,709
	Net asset value, offering and redemption price per share	$8.98	$8.95			$8.95

(1)	Investments in the target Fund that do not meet investment restrictions of the acquiring Fund have been adjusted to eliminate the position, with the estimated proceeds, net of estimated transaction costs, shown in other assets and liabilities. Subsequent to the selling of these investments the acquiring Fund will reinvest the proceeds to meet the 80% ETF investment restriction currently prescribed for the acquiring Fund.
(2)	Reflects change in shares outstanding due the exchange of shares of Phoenix Dynamic Asset Allocation Series: Moderate Growth for shares of Ibbotson Balanced ETF Asset Allocation Portfolio: Class II based on the net asset value for Ibbotson Balanced ETF Asset Allocation Portfolio: Class II shares at June 30, 2010.

Ibbotson Growth ETF Asset Allocation Portfolio

Statement of Assets and Liabilities Pro Forma (unaudited)

As of June 30, 2010

Reported in thousands except shares and per share amounts

		Phoenix Dynamic Asset Allocation Series: Growth	Ibbotson Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
	Investments, at value	$32,233	$67,144	$(29,196	) (1)	$70,181
	Cash	71	-			71
	Receivable for investments sold	-	1,532	29,137	(1)	30,669
	Receivable for shares sold	-	124			124
	Receivable from advisor	7	-			7
	Interest and dividends receivable	2	-			2
	Other assets	11	8			19

	Total assets	32,324	68,808	(59)		101,073

Liabilities:
	Payable for investments purchased	2	1,939			1,941
	Payable for shares redeemed	57	1,040			1,097
	Payable to advisor	-	18			18
	Payable to custodian	-	-			-
	Payable for 12b-1 fees Class II	-	11			11
	Payable for professional fees	17	10			27
	Accrued expenses and other liabilities	28	12			40

	Total liabilities	104	3,030	-		3,134

Net Assets		$32,220	$65,778	$(59)		$97,939

Net Assets Consist of:
	Paid-in capital	$40,546	$63,781			$104,327
	Accumulated net investment income (loss)	36	1,297			1,333
	Accumulated net realized gain / (loss)	(11,033)	(1,668)	(59	) (1)	(12,760)
	Net unrealized appreciation (depreciation)	2,671	2,368			5,039

Net Assets		$32,220	$65,778	$(59)		$97,939

Investments, at Cost		$29,562	$64,775	$(26,903)		$67,434

Pricing of Shares:
	Class I:
	Net Assets	$-	$13,393			$13,393
	Shares of beneficial interest outstanding	-	1,628,072			1,628,072
	Net asset value, offering and redemption price per share	$-	$8.23			$8.23

	Class II:
	Net Assets	$32,220	$52,385	$(59)		$84,546
	Shares of beneficial interest outstanding	3,703,920	6,429,163	240,678	(2)	10,373,761
	Net asset value, offering and redemption price per share	$8.70	$8.15			$8.15

(1)	Investments in the target Fund that do not meet investment restrictions of the acquiring Fund have been adjusted to eliminate the position, with the estimated proceeds, net of estimated transaction costs, shown in other assets and liabilities. Subsequent to the selling of these investments the acquiring Fund will reinvest the proceeds to meet the 80% ETF investment restriction currently prescribed for the acquiring Fund.
(2)	Reflects change in shares outstanding due the exchange of shares of Phoenix Dynamic Asset Allocation Series: Growth for shares of Ibbotson Growth ETF Asset Allocation Portfolio: Class II based on the net asset value for Ibbotson Growth ETF Asset Allocation Portfolio: Class II shares at June 30, 2010.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Statement of Assets and Liabilities Pro Forma (unaudited)

As of June 30, 2010

Reported in thousands except shares and per share amounts

		Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
	Investments, at value	$18,838	$10,853	$(18,151	) (1)	$11,540
	Cash	-	-			-
	Receivable for investments sold	-	236	18,133	(1)	18,369
	Receivable for shares sold	3	51			54
	Receivable from advisor	6	-			6
	Other assets	6	1			7

	Total assets	18,853	11,141	(18)		29,976

Liabilities:
	Payable for investments purchased	-	625			625
	Payable for shares redeemed	2	4			6
	Payable to advisor	-	-			-
	Payable for 12b-1 fees Class II	-	1			1
	Payable for professional fees	16	10			26
	Accrued expenses and other liabilities	18	4			22

	Total liabilities	36	644	-		680

Net Assets		$18,817	$10,497	$(18)		$29,296

Net Assets Consist of:
	Paid-in capital	$24,831	$10,218			$35,049
	Accumulated net investment income (loss)	26	192			218
	Accumulated net realized gain / (loss)	(7,504)	(375)	(18	) (1)	(7,897)
	Net unrealized appreciation (depreciation)	1,464	462			1,926

Net Assets		$18,817	$10,497	$(18)		$29,296

Investments, at Cost		$17,374	$10,390	$(16,778)		$10,986

Pricing of Shares:
	Class I:
	Net Assets	$-	$4,287			$4,287
	Shares of beneficial interest outstanding	-	558,666			558,666
	Net asset value, offering and redemption price per share	$-	$7.67			$7.67
	Class II:
	Net Assets	$18,817	$6,210	$(18)		$25,009
	Shares of beneficial interest outstanding	2,256,729	813,763	207,353	(2)	3,277,845
	Net asset value, offering and redemption price per share	$8.34	$7.63			$7.63
(1)	Investments in the target Fund that do not meet investment restrictions of the acquiring Fund have been adjusted to eliminate the position, with the estimated proceeds, net of estimated transaction costs, shown in other assets and liabilities. Subsequent to the selling of these investments the acquiring Fund will reinvest the proceeds to meet the 80% ETF investment restriction currently prescribed for the acquiring Fund.
(2)	Reflects change in shares outstanding due the exchange of shares of Phoenix Dynamic Asset Allocation Series: Aggressive Growth for shares of Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class II based on the net asset value for Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class II shares at June 30, 2010.

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Statement of Operations Pro Forma (unaudited)

For the 12 months ended June 30, 2010

Reported in thousands

	Phoenix Dynamic Asset Allocation Series: Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Investment Income
Interest	$-	$2	$-		$2
Dividends	814	610	-		1,424

Total investment income	814	612	-		1,426

Expenses:
Investment advisor fee	48	106	105	(1)	259
12b-1 fees - Class II	82	56	-		138
Custodian fee	2	14	(2)	(2)	14
Professional fees	34	23	(34)	(2)	23
Trustees’ fees and expenses	10	7	(10)	(2)	7
Report to shareholder fees	9	2	(9)	(2)	2
Other	74	12	(74)	(2)	12

Total expenses before waiver	259	220	(24)		455
Less fees waived/reimbursed by investment advisor
Class I	-	(2)	1	(3)	(1)
Class II	(81)	(49)	91	(3)	(39)

Total net expenses	178	169	68		415

Net Investment Income	636	443	(68)		1,011

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	509	266	-		775
Capital gain distributions from investment companies	43	-	-		43
Net change in unrealized appreciation on investments	1,607	888	-		2,495

Net Realized and Unrealized Gain on Investments	2,159	1,154	-		3,313

Net Increase in Net Assets Resulting from Operations	$2,795	$1,597	$(68)		$4,324

(1)	Represents adjustment to reflect advisory fee for the post reorganization entitiy of 45 basis points
(2)	Represents elimination of duplicative costs
(3)	Represents adjustment to reflect expense limitation agreement of Ibbotson Fund for 12 months ended June 30, 2010.

Ibbotson Balanced ETF Asset Allocation Portfolio

Statement of Operations Pro Forma (unaudited)

For the 12 months ended June 30, 2010

Reported in thousands

	Phoenix Dynamic Asset Allocation Series: Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Investment Income
Interest	$-	$2	$-		$2
Dividends	678	1,367	-		2,045

Total investment income	678	1,369	-		2,047

Expenses:
Investment advisor fee	43	246	92	(1)	381
12b-1 fees - Class II	71	128	-		199
Custodian fee	3	14	(3	) (2)	14
Professional fees	32	31	(32	) (2)	31
Trustees’ fees and expenses	8	11	(8	) (2)	11
Report to shareholder fees	8	8	(8	) (2)	8
Other	66	21	(66	) (2)	21

Total expenses before waiver	231	459	(25)		665
Less fees waived/reimbursed by investment advisor
Class I	-	(4)	2	(3)	(2)
Class II	(74)	(64)	87	(3)	(51)

Total net expenses	157	391	64		612

Net Investment Income	521	978	(64)		1,435

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	92	524	-		616
Capital gain distributions from investment companies	30	-	-		30
Net change in unrealized appreciation on investments	2,126	2,884	-		5,010

Net Realized and Unrealized Gain on Investments	2,248	3,408	-		5,656

Net Increase in Net Assets Resulting from Operations	$2,769	$4,386	$(64)		$7,091

(1)	Represents adjustment to reflect advisory fee for the post reorganization entitiy of 45 basis points
(2)	Represents elimination of duplicative costs
(3)	Represents adjustment to reflect expense limitation agreement of Ibbotson Fund for 12 months ended June 30, 2010.

Ibbotson Growth ETF Asset Allocation Portfolio

Statement of Operations Pro Forma (unaudited)

For the 12 months ended June 30, 2010

Reported in thousands

	Phoenix Dynamic Asset Allocation Series: Growth	Ibbotson Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Investment Income
Interest	$-	$-	$-		$-
Dividends	691	1,340	-		2,031

Total investment income	691	1,340	-		2,031

Expenses:
Investment advisor fee	50	257	113	(1)	420
12b-1 fees - Class II	83	116	-		199
Custodian fee	3	13	(3	) (2)	13
Professional fees	33	32	(33	) (2)	32
Trustees’ fees and expenses	10	12	(10	) (2)	12
Report to shareholder fees	9	9	(9	) (2)	9
Other	76	22	(76	) (2)	22

Total expenses before waiver	264	461	(18)		707
Less fees waived/reimbursed by investment advisor
Class I	-	(13)	6	(3)	(7)
Class II	(82)	(58)	91	(3)	(49)

Total net expenses	182	390	79		651

Net Investment Income	509	950	(79)		1,380

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(2,029)	(250)	-		(2,279)
Capital gain distributions from investment companies	22	-	-		22
Net change in unrealized appreciation on investments	5,401	4,456	-		9,857

Net Realized and Unrealized Gain on Investments	3,394	4,206	-		7,600

Net Increase in Net Assets Resulting from Operations	$3,903	$5,156	$(79)		$8,980

(1)	Represents adjustment to reflect advisory fee for the post reorganization entitiy of 45 basis points
(2)	Represents elimination of duplicative costs
(3)	Represents adjustment to reflect expense limitation agreement of Ibbotson Fund for 12 months ended June 30, 2010.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Statement of Operations Pro Forma (unaudited)

For the 12 months ended June 30, 2010

Reported in thousands

	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Investment Income
Interest	$-	$-	$-		$-
Dividends	388	198	-		586

Total investment income	388	198	-		586

Expenses:
Investment advisor fee	28	39	62	(1)	129
12b-1 fees - Class II	47	14	-		61
Custodian fee	2	14	(2	) (2)	14
Professional fees	29	20	(29	) (2)	20
Trustees’ fees and expenses	6	5	(6	) (2)	5
Report to shareholder fees	7	3	(7	) (2)	3
Other	45	8	(45	) (2)	8

Total expenses before waiver	164	103	(27)		240
Less fees waived/reimbursed by investment advisor
Class I	-	(17)	12	(3)	(5)
Class II	(60)	(31)	55	(3)	(36)

Total net expenses	104	55	40		199

Net Investment Income	284	143	(40)		387

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(706)	186	-		(520)
Capital gain distributions from investment companies	8	-	-		8
Net change in unrealized appreciation on investments	2,558	431	-		2,989

Net Realized and Unrealized Gain on Investments	1,860	617	-		2,477

Net Increase in Net Assets Resulting from Operations	$2,144	$760	$(40)		$2,864

(1)	Represents adjustment to reflect advisory fee for the post reorganization entitiy of 45 basis points
(2)	Represents elimination of duplicative costs
(3)	Represents adjustment to reflect expense limitation agreement of Ibbotson Fund for 12 months ended June 30, 2010.

Financial Investors Variable Insurance Trust

Notes to Pro Forma Financial Statements

June 30, 2010 (unaudited)

1. ORGANIZATION

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The pro forma financial statements herein relate to four of the Trust’s ETF asset allocation portfolios which include the following: Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each an “Ibbotson Portfolio” or collectively the “Ibbotson Portfolios”). Each Ibbotson Portfolio offers Class I and Class II shares.

The Ibbotson Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Ibbotson Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Ibbotson Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

2. BASIS OF COMBINATION

The accompanying pro forma financial statements of assets and liabilities and schedules of investments are presented to show the effect of the proposed reorganization of Phoenix Dynamic Asset Allocation Series: Aggressive Growth Share, Phoenix Dynamic Asset Allocation Series: Growth Shares, Phoenix Dynamic Asset Allocation Series: Moderate Growth Shares and Phoenix Dynamic Asset Allocation Series: Moderate Shares (each a “Phoenix Portfolio” or collectively the “Phoenix Portfolios”) into the Ibbotson Portfolios as if the reorganization had taken place as of June 30, 2010. The pro forma statements of operations have been combined as if the reorganization had taken place as of July 1, 2009. The pro forma financial statements should be read in conjunction with each Ibbotson Portfolio’s and each Phoenix Portfolio’s historical financial statements. Pro forma numbers are estimated in good faith and are hypothetical.

Under the terms of the Plan of Reorganization, the combination of the Ibbotson Portfolios and the Phoenix Portfolios will be accounted for by the method of accounting for tax-free mergers of investment companies. The reorganization would be accomplished by an acquisition of the net assets of the Phoenix Portfolios in exchange for shares of the Ibbotson Portfolios at net asset value.

The following notes refer to the accompanying pro forma financial statements of the above-mentioned reorganization of the Phoenix Portfolios into the Ibbotson Portfolios.

3. SECURITY VALUATION

The price of Ibbotson Portfolio shares and Phoenix Portfolio shares(“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities including exchange traded funds for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price and are classified as level 1 of the fair value hierarchy. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith and would be classified as level 2 or 3 within the hierarchy. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value and are classified as level 2 of the hierarchy. All of the securities held in each Ibbotson Portfolio and in each Phoenix Portfolio are categorized as of Level 1 securities as of June 30, 2010.

4. FEDERAL INCOME TAXES

Each Ibbotson Portfolio and each Phoenix Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the reorganization, the Ibbotson Portfolios intend to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

VOTING INSTRUCTION FORM

Instructions to Policyholder/Contract Owner for Voting Shares of

The Phoenix Edge Series Fund

These proposals are discussed in detail in the attached Prospectus/Proxy Statement. The Board of Trustees of The Phoenix Edge Series Fund (the “Fund”) is soliciting the enclosed proxy.

As a convenience, you can now provide voting instructions in any one of four ways:

•	Through the Internet, at www.proxyweb.com;

•	By telephone, with a toll-free call to the Fund's proxy tabulator, at 1-888-221-0697;

•	My mail, using this Voting Instructions Form and postage-paid envelope;

•	Or In person, at the Special Meeting.

We encourage you to provide voting instructions by the Internet. This voting method will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed prospectus/proxy statement before you provide voting instructions.

If you provide voting instructions via the web, you need not return the instruction form by mail.

PLEASE RESPOND - IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK THAT YOU PROVIDE VOTING INSTRUCTIONS PROMPTLY. YOUR INSTRUCTIONS ARE IMPORTANT.

The undersigned, being the owner of a variable life insurance policy (“Policyholder”) or variable annuity contract (“Contract Owner”) issued by Phoenix Life Insurance Company or one of its subsidiaries (together, “Phoenix”), hereby instructs Phoenix to cause the shares of [Phoenix Dynamic Asset Allocation Series: Aggressive Growth, Phoenix Dynamic Asset Allocation Series: Growth, Phoenix Dynamic Asset Allocation Series: Moderate, or Phoenix Dynamic Asset Allocation Series: Moderate Growth], a series of the Fund, allocable to Policyholder’s or Contract Owner’s account identified on this Voting Instruction Form, to be voted at the Special Meeting of Shareholders of the Fund to be held at 10:00 a.m. Eastern time on November 12, 2010 at One American Row, Hartford, Connecticut 06102 and at any and all adjournments or postponements thereof, in the manner directed on the reverse with respect to the matters described in the notice and enclosed Prospectus/Proxy Statement for said meeting which have been received by the undersigned.

The voting instruction will be voted as marked. IF NOT MARKED, THIS VOTING INSTRUCTION WILL BE VOTED “FOR” THE PROPOSAL.

If you do not provide voting instructions or this Voting Instruction Form is not returned properly executed, your votes will be cast by Phoenix on behalf of the Phoenix Life Insurance Company, the PHL Variable Insurance Company and the Phoenix Life and Annuity Company in the same proportion as they vote shares held by the Phoenix Life Insurance Company, the PHL Variable Insurance Company and Phoenix Life and Annuity Company for which they have received instructions.

•	Through the Internet, at www.proxyweb.com;

•	By telephone, with a toll-free call to the Fund's proxy tabulator, at 1-888-221-0697;

•	My mail, using this Voting Instructions Form and postage-paid envelope;

•	Or In person, at the Special Meeting.

THE PROXY FOR WHICH VOTING INSTRUCTIONS ARE BEING REQUESTED IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE FUND WHO RECOMMENDS YOU PROVIDE VOTING INSTRUCTIONS “FOR” THE PROPOSAL.

Please fill in box(es) as shown using black or blue ink or No. 2 pencil. PLEASE DO NOT USE FINE POINT PENS. [x]

NAME OF SERIES: [Phoenix Dynamic Asset Allocation Series: Aggressive Growth, Phoenix Dynamic Asset Allocation Series: Growth, Phoenix Dynamic Asset Allocation Series: Moderate, or Phoenix Dynamic Asset Allocation Series: Moderate Growth]

PROPOSAL 1:

REORGANIZATION OF THE PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE

TO CONSIDER THE APPROVAL OF THE MERGER OF THE Phoenix Dynamic Asset Allocation Series: Moderate into the Ibbotson Income and Growth ETF Asset Allocation Portfolio.

FOR	AGAINST	ABSTAIN
[ ]	[ ]	[ ]

PROPOSAL 2:

REORGANIZATION OF THE PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

TO CONSIDER THE APPROVAL OF THE MERGER OF THE Phoenix Dynamic Asset Allocation Series: Moderate Growth into the Ibbotson Balanced ETF Asset Allocation Portfolio.

FOR	AGAINST	ABSTAIN
[ ]	[ ]	[ ]

PROPOSAL 3:

REORGANIZATION OF THE PHOENIX DYNAMIC ASSET ALLOCATION SERIES: GROWTH

TO CONSIDER THE APPROVAL OF THE MERGER OF THE Phoenix Dynamic Asset Allocation Series: Growth into the Ibbotson Growth ETF Asset Allocation Portfolio.

FOR	AGAINST	ABSTAIN
[ ]	[ ]	[ ]

PROPOSAL 4:

REORGANIZATION OF THE PHOENIX DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

TO CONSIDER THE APPROVAL OF THE MERGER OF THE Phoenix Dynamic Asset Allocation Series: Aggressive Growth into the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.

FOR	AGAINST	ABSTAIN
[ ]	[ ]	[ ]

PLEASE MARK, SIGN, DATE AND RETURN THE VOTING INSTRUCTION FORM PROMPTLY USING THE ENCLOSED ENVELOPE.

Signature of Participant	Date	Signature of Joint Owner(s)	Date

PLEASE DATE AND SIGN EXACTLY AS YOUR NAME APPEARS HEREON. IF SHARES ARE REGISTERED IN MORE THAN ONE NAME, ALL PARTICIPANTS SHOULD SIGN THIS VOTING INSTRUCTION; BUT IF ONE PARTICIPANT SIGNS, THIS SIGNATURE BINDS THE OTHER PARTICIPANT(S). WHEN SIGNING AS AN ATTORNEY, EXECUTOR, ADMINISTRATOR, AGENT, TRUSTEE, GUARDIAN, OR CUSTODIAN FOR A MINOR, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY AN AUTHORIZED PERSON. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AN AUTHORIZED PERSON.

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Article 8, Section 8.1 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any Trustee or officer. It states, in part, that no personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Section 8.5 states that the Registrant shall indemnify any present or past Trustee, officer, employee, or agent of the Trust to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such trustee, director, officer, employee, or agent. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification, however, will not be provided in certain circumstances. These include, among others, instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular person involved.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

ITEM 16.	EXHIBITS

EXHIBIT NUMBER		DESCRIPTION

(1)	(a)	Declaration of Trust dated July 26, 2000 is incorporated by reference to Exhibit (a)(i) to Post-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

	(b)	Certificate of Trust dated July 26, 2000 is incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

(2)		Bylaws of the Trust dated July 26, 2000 is incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

(3)		Not Applicable.

(4)		Form of Agreement and Plan of Reorganization by and between Registrant, on behalf of Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio and Ibbotson Income and Growth ETF Asset Allocation Portfolio, and The Phoenix Edge Series Fund, on behalf of Phoenix Dynamic Asset Allocation Series: Aggressive Growth, Phoenix Dynamic Asset Allocation Series: Growth, Phoenix Dynamic Asset Allocation Series: Moderate Growth and Phoenix Dynamic Asset Allocation Series: Moderate, filed herewith.

(5)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust dated July 26, 2000 (incorporated herein by reference to Exhibit (1)(a) of this filing) and Article 2 of the Bylaws (incorporated herein by reference to Exhibit (2) of this filing).

(6)	(a)	Investment Advisory Agreement between the Trust and ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.), dated December 7, 2006 is incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No. 1 to Form
N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

	(b)	Investment Subadvisory Agreement among the Trust, ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.), and Ibbotson Associates, Inc., dated March 14, 2007 is incorporated by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

	(c)	Form of Fee Waiver Letter Agreement between ALPS Advisors, Inc. and Ibbotson Associates, Inc. dated April 30, 2010, is incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 4 to Form N-1A (File No. 333-139186) as filed with the Commission on April 1, 2010.

(7)	(a)	Distribution Agreement between the Trust and ALPS Distributors, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

	(b)	Form of Participation Agreement, is incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 3 to Form N-1A (File No. 333-139186) as filed with the Commission on January 13, 2010.

(8)		None.

(9)		Custodian Agreement between the Trust and the Bank of New York (n/k/a Bank of New York-Mellon), dated February 22, 2007 is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

(10)	(a)	Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 is incorporated by reference to Exhibit (m)(i) to Post-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

	(b)	Class II Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 is incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

	(c)	Rule 18f-3 Plan, dated December 7, 2006 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

(11)		Opinion and Consent of Davis Graham & Stubbs LLP, with respect to the legality of the shares being issued, is incorporated by reference to Exhibit (11) to Registrant’s Registration Statement on Form N-14 (File No. 333-169046) as filed with the Commission on August 25, 2010.

(12)		Tax Opinion of Davis Graham & Stubbs LLP, to be filed by subsequent amendment.

(13)	(a)	Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (h)(i) to Post-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

(b)	Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 1 to Form
N-1A (File No. 333-139186) as filed with the Commission on April 2, 2008.

	(c)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc. dated February 23, 2007 is incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 1 to Form N-1A (File No. 333-139186) as filed with the Commission on March 14, 2007.

(14)	(a)	Consent of Deloitte & Touche LLP, filed herewith.

	(b)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(15)		None.

(16)		Powers of Attorney, filed herewith.

(17)	(a)	Trust Code of Ethics, dated December 7, 2006 is incorporated by reference to Exhibit (p)(i) to Form N-1A Registration Statement (File No. 333-139186) as filed with the Commission on December 8, 2006.

	(b)	ALPS Distributors, Inc. Code of Ethics, dated February 3, 2006 is incorporated by reference to Exhibit (p)(ii) to Form N-1A Registration Statement (File No. 333-139186) as filed with the Commission on December 8, 2006.

	(c)	ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) Code of Ethics, dated March 31, 2006 is incorporated by reference to Exhibit (p)(iii) to Form N-1A Registration Statement (File No. 333-139186) as filed with the Commission on December 8, 2006.

	(d)	Ibbotson Associates, Inc. Code of Ethics, dated February 1, 2005 and amended June 30, 2005 is incorporated by reference to Exhibit (p)(iv) to Form N-1A Registration Statement (File No. 333-139186) as filed with the Commission on December 8, 2006.

ITEM 17.	UNDERTAKINGS

(1)        The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)        The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)        The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the city of Denver, county of Denver and State of Colorado, on October 4, 2010.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President & Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Thomas A. Carter	Trustee, Chairman, President & Chief Executive	October 4, 2010
Thomas A. Carter	Officer

/s/ Jeremy O. May	Chief Financial Officer & Treasurer	October 4, 2010
Jeremy O. May

/s/ Mary K. Anstine*	Trustee	October 4, 2010
Mary K. Anstine

/s/ Jeremy W. Deems*	Trustee	October 4, 2010
Jeremy W. Deems

/s/ David M. Swanson*	Trustee	October 4, 2010
David M. Swanson

/s/ Scott Wentsel*	Trustee	October 4, 2010
Scott Wentsel

* Signature affixed by David T. Buhler pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Item Number		Item
(4)		Form of Agreement and Plan of Reorganization.

(14)	(a)	Consent of Deloitte & Touche LLP.
	(b)	Consent of PricewaterhouseCoopers LLP.

(16)		Powers of Attorney.